[WM VARIABLE TRUST LOGO]





                         W M  V A R I A B L E  T R U S T

                         - Equity Funds

                         - Fixed-Income Funds


                                             Common sense. Uncommon solutions.




                         Semi-Annual Report

                         for the period ended

                         June 30, 2002

Equity Funds


equity income fund

growth & income fund             Table of Contents

west coast equity fund           Message From The President ...................1

growth fund                      Statements Of Assets And Liabilities .........2

mid cap stock fund               Statements Of Operations .....................6

small cap stock fund             Statements Of Changes In Net Assets ..........8

international growth fund        Statements Of Changes In Net
                                 Assets - Capital Stock Activity .............12

                                 Financial Highlights ........................14
Fixed-Income Funds
                                 Portfolio Of Investments ....................21

short term income fund           Notes To Financial Statements (unaudited)....47

u.s. government securities fund

income fund

money market fund

[WILLIAM G. PAPESH PHOTO]



Dear Investor,

I want to acknowledge and thank all of our contract owners for their continued investment commitment, and extend a special thanks to the many new contract owners who have invested with the WM Variable Trust Funds during this difficult period of market volatility and economic uncertainty. We firmly believe that our disciplined, balanced investment focus will help weather the current market storm, as well as reward our investors who remain committed to their long-term investment plans.

The past six months have been characterized by continued market instability as we slowly transition out of global recession and rebuild confidence lost as a result of the recession, accounting practice irregularities, and the events of September 11th. Economies around the world continue to show strong signs of recovery, but equity markets remain volatile in anticipation of a rebound in real corporate earnings. Although economic improvement is important for financial markets, corporate earnings are the fundamental drivers of long-term stock market performance. However, we are confident that profits will eventually return, and companies and investors will be rewarded for their patience.

One reason for the continued growth and success of the WM Variable Trust Funds during this challenging period has been our long-term, conservative approach and strict focus on asset allocation. These strategies work together to foster strong relative results and limit the amount of risk that investors face. It is this time-tested philosophy that has enabled us to persevere in the face of recent market volatility. This difficult period has served to highlight the power of both diversification and a focused asset allocation plan. With the strong ebbs and flows of market segments in recent years, especially in technology-related sectors, a well-diversified investment strategy has worked advantageously to limit day-to-day fluctuations. Our unique overall investment approach also incorporates a value bias that favors good businesses at reasonable prices. In addition, we employ outside management firms to oversee complementary asset classes that provide balance to our overall product line.

We also place significant value in your relationship with your Investment Representative. Your Representative's expertise will help identify the products that can better achieve your long-term financial goals. We suggest that you meet with your Investment Representative frequently to discuss evolving investment strategies that incorporate the solid foundation provided by diversification and asset allocation.

During the past six months, some things at the WM Group of Funds have changed but much remains the same - particularly our investment discipline and ongoing commitment to improve your investment experience. We have made significant enhancements to our existing product line and services, and have added several new products to deliver increased investment choice and flexibility. The WM Variable Trust Growth Fund now boasts the management talent of three top investment firms - Columbia Management, Janus Capital Management, and OppenheimerFunds - which were integrated into our day-to-day operations over the past six months. We also broadened the scope of our WM Variable Trust Growth Fund of the Northwest to capitalize on the growth potential of California-based companies and renamed it the WM Variable Trust West Coast Equity Fund. The WM Group of Funds also introduced several new investment vehicles during the period, including the Diversified Strategies Variable Annuity, an Education Savings Account, and a 403(b) Retirement Savings Account.

Once again, thank you for your support and confidence in the WM Variable Trust Funds. We will continue to maintain our strong commitment to a common sense investment approach that delivers uncommon solutions to investors.


Sincerely,


/s/ WILLIAM G. PAPESH
-----------------------------------------
William G. Papesh
President

STATEMENTS OF ASSETS AND LIABILITIES

WM VARIABLE TRUST

JUNE 30, 2002 (UNAUDITED)


                                                              EQUITY         GROWTH &      WEST COAST                      MID CAP
                                                              INCOME          INCOME         EQUITY        GROWTH           STOCK
                                                               FUND            FUND           FUND          FUND            FUND
                                                            ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at value
   (See portfolio of investments) (a) ....................  $121,175,810   $236,339,440   $ 80,348,400   $153,944,761   $ 71,027,614
Cash .....................................................           878         20,818            944         21,631            530
Cash held as collateral for securities loaned (note 7) ...     4,975,651             --             --      2,190,135      5,358,400
Unrealized appreciation of forward foreign currency
   contracts (See portfolio of investments) ..............            --             --             --          9,730             --
Variation margin .........................................            --             --             --             --             --
Dividends and/or interest receivable .....................       425,555        194,652         42,984        101,337         42,653
Receivable for Fund shares sold ..........................        77,761         14,038         39,304         19,366            278
Receivable for investment securities sold ................            --             --             --      1,127,792      1,196,994
Prepaid expenses .........................................           567          2,600            579          2,554            380
                                                            ------------   ------------   ------------   ------------   ------------
     Total Assets ........................................   126,656,222    236,571,548     80,432,211    157,417,306     77,626,849
                                                            ------------   ------------   ------------   ------------   ------------

LIABILITIES:
Payable upon return of securities loaned (note 7) ........     4,975,651             --             --      2,190,135      5,358,400
Unrealized depreciation of forward foreign currency
   contracts (See portfolio of investments) ..............            --             --             --         34,454             --
Payable for Fund shares redeemed .........................            73         85,111         17,767         15,491         38,584
Payable for investment securities purchased ..............       765,488             --         88,109      1,170,689        372,005
Investment advisory fee payable ..........................        62,278        151,064         41,377        116,945         45,894
Distribution fees payable ................................           772            182            316            116            288
Due to custodian .........................................            --             --             --             --             --
Accrued legal and audit fees .............................        15,753         16,964         15,247         17,325         13,319
Accrued printing and postage expenses ....................        16,056         36,370         12,045         19,024         10,773
Accrued expenses and other payables ......................         4,131          7,703          2,921          9,436          2,390
                                                            ------------   ------------   ------------   ------------   ------------
     Total Liabilities ...................................     5,840,202        297,394        177,782      3,573,615      5,841,653
                                                            ------------   ------------   ------------   ------------   ------------
NET ASSETS ...............................................  $120,816,020   $236,274,154   $ 80,254,429   $153,843,691   $ 71,785,196
                                                            ============   ============   ============   ============   ============
(a) Investments, at cost .................................  $123,068,501   $230,150,507   $ 80,961,181   $174,327,092   $ 61,292,406
                                                            ============   ============   ============   ============   ============



                       See Notes to Financial Statements.

                                                               U.S.
  SMALL CAP        INTERNATIONAL         SHORT TERM         GOVERNMENT                                 MONEY
    STOCK              GROWTH              INCOME           SECURITIES             INCOME              MARKET
     FUND               FUND                FUND               FUND                 FUND                FUND
------------        ------------        ------------        ------------        ------------        ------------
$ 46,399,808        $ 61,202,288        $ 47,852,524        $161,943,754        $170,931,674        $ 31,662,860
         942              26,816                 919                  76                  --                 842
   6,396,392           3,370,706           6,553,703          20,142,012          15,666,247                  --

          --             552,638                  --                  --                  --                  --
          --                  --                 547                  --                  --                  --
      13,110             136,899             589,046           1,216,294           2,702,668             285,435
      26,638                  --             312,970             155,457              71,896              39,786
     230,800              88,790                 106                  --                  --                  --
         659                 560                 443               1,070               1,183                 237
------------        ------------        ------------        ------------        ------------        ------------
  53,068,349          65,378,697          55,310,258         183,458,663         189,373,668          31,989,160
------------        ------------        ------------        ------------        ------------        ------------

   6,396,392           3,370,706           6,553,703          20,142,012          15,666,247                  --

          --             355,863                  --                  --                  --                  --
       8,587              20,319              21,714              71,287              13,872              96,020
      77,391           2,483,172                  --                  --                  --                  --
      33,493             152,196              21,715              65,924              72,165              11,518
         177                  22                 105                 854                 430                 753
          --                  --                  --                  --             181,811                  --
      16,022              16,239              15,274              15,446              15,420              14,464
       8,403               7,474               6,983              18,753              20,657               4,556
       5,754              20,807               4,071               5,680               5,164               2,002
------------        ------------        ------------        ------------        ------------        ------------
   6,546,219           6,426,798           6,623,565          20,319,956          15,975,766             129,313
------------        ------------        ------------        ------------        ------------        ------------
$ 46,522,130        $ 58,951,899        $ 48,686,693        $163,138,707        $173,397,902        $ 31,859,847
============        ============        ============        ============        ============        ============
$ 82,945,007        $ 65,944,778        $ 46,646,157        $156,822,830        $168,169,697        $ 31,662,860
============        ============        ============        ============        ============        ============



                       See Notes to Financial Statements.

WM VARIABLE TRUST

JUNE 30, 2002 (UNAUDITED)

                                                          EQUITY         GROWTH &       WEST COAST                        MID CAP
                                                          INCOME          INCOME          EQUITY           GROWTH          STOCK
                                                           FUND            FUND            FUND             FUND            FUND
                                                       -------------   -------------   -------------   -------------   -------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
 (accumulated net investment loss) ..................  $   1,627,296   $   1,153,763   $      39,190   $     (65,385)  $      85,406
Accumulated net realized gain/(loss)
 on investment transactions .........................      1,612,310     (22,366,457)     (3,157,483)    (99,470,945)      1,499,138
Net unrealized  appreciation/(depreciation)
 of investments .....................................     (1,892,691)      6,188,933        (612,781)    (20,407,057)      9,735,208
Paid-in capital .....................................    119,469,105     251,297,915      83,985,503     273,787,078      60,465,444
                                                       -------------   -------------   -------------   -------------   -------------
  Total Net Assets ..................................  $ 120,816,020   $ 236,274,154   $  80,254,429   $ 153,843,691   $  71,785,196
                                                       =============   =============   =============   =============   =============
NET ASSETS:
Class 1 Shares ......................................  $ 116,733,987   $ 235,298,511   $  78,610,487   $ 153,261,024   $  70,286,734
                                                       =============   =============   =============   =============   =============
Class 2 Shares ......................................  $   4,082,033   $     975,643   $   1,643,942   $     582,667   $   1,498,462
                                                       =============   =============   =============   =============   =============
SHARES OUTSTANDING:
Class 1 Shares ......................................      9,729,570      15,827,484       5,302,095      15,024,354       5,631,624
                                                       =============   =============   =============   =============   =============
Class 2 Shares ......................................        340,646          65,710         110,989          57,166         120,261
                                                       =============   =============   =============   =============   =============
CLASS 1 SHARES:
Net asset value, offering and redemption price per
 share of beneficial interest outstanding ...........  $       12.00   $       14.87   $       14.83   $       10.20   $       12.48
                                                       =============   =============   =============   =============   =============
CLASS 2 SHARES:
Net asset value, offering and redemption price per
 share of beneficial interest outstanding ...........  $       11.98   $       14.85   $       14.81   $       10.19   $       12.46
                                                       =============   =============   =============   =============   =============



                       See Notes to Financial Statements.

                                                                U.S.
  SMALL CAP         INTERNATIONAL        SHORT TERM          GOVERNMENT                                MONEY
    STOCK              GROWTH              INCOME            SECURITIES            INCOME              MARKET
    FUND                FUND                FUND                FUND                FUND                FUND
-------------       -------------       -------------       -------------       -------------       -------------
$    (154,566)      $    (110,866)      $   1,407,575       $   4,289,071       $   5,547,081       $      18,982

  (10,623,886)         (7,054,714)           (641,052)         (1,171,197)         (3,010,605)               (946)

  (36,545,199)         (4,539,125)          1,161,551           5,120,924           2,761,977                  --
   93,845,781          70,656,604          46,758,619         154,899,909         168,099,449          31,841,811
-------------       -------------       -------------       -------------       -------------       -------------
$  46,522,130       $  58,951,899       $  48,686,693       $ 163,138,707       $ 173,397,902       $  31,859,847
=============       =============       =============       =============       =============       =============

$  45,607,823       $  58,838,247       $  48,140,126       $ 158,592,634       $ 170,950,288       $  27,612,852
=============       =============       =============       =============       =============       =============
$     914,307       $     113,652       $     546,567       $   4,546,073       $   2,447,614       $   4,246,995
=============       =============       =============       =============       =============       =============

    6,968,941           5,985,324          18,793,739          15,023,237          16,875,639          27,611,093
=============       =============       =============       =============       =============       =============
      140,014              11,578             213,467             431,174             241,935           4,246,994
=============       =============       =============       =============       =============       =============


$        6.54       $        9.83       $        2.56       $       10.56       $       10.13       $        1.00
=============       =============       =============       =============       =============       =============


$        6.53       $        9.82       $        2.56       $       10.54       $       10.12       $        1.00
=============       =============       =============       =============       =============       =============



                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                               EQUITY       GROWTH &       WEST COAST                     MID CAP
                                                               INCOME        INCOME          EQUITY        GROWTH          STOCK
                                                                FUND          FUND            FUND          FUND            FUND
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
Dividends ...............................................  $  1,229,222   $  2,252,188   $    338,347   $    593,306   $    349,857
Interest ................................................       744,711         49,895         28,623        149,208         46,255
Foreign withholding taxes ...............................        (7,078)       (19,803)            --        (12,295)            --
Securities lending income (note 7) ......................         8,222          4,780             --          8,270          2,493
                                                           ------------   ------------   ------------   ------------   ------------
  Total investment income ...............................     1,975,077      2,287,060        366,970        738,489        398,605
                                                           ------------   ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory fee .................................       344,653      1,059,392        262,770        706,792        275,638
Custodian fees ..........................................         4,926          9,471          5,496         30,226          4,052
Legal and audit fees ....................................        15,760         16,543         13,489         14,167         13,038
Other ...................................................        22,279         45,076         14,716         22,073         13,795
Class 2 Shares distribution fees ........................         2,580            645            982            398          1,290
                                                           ------------   ------------   ------------   ------------   ------------
  Total expenses ........................................       390,198      1,131,127        297,453        773,656        307,813
Fees reduced by custodian credits .......................           (45)           (21)           (45)          (894)            (3)
                                                           ------------   ------------   ------------   ------------   ------------
  Net expenses ..........................................       390,153      1,131,106        297,408        772,762        307,810
                                                           ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ............................     1,584,924      1,155,954         69,562        (34,273)        90,795
                                                           ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN/
(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investment  transactions ....     1,662,508     (8,696,797)    (2,790,379)   (17,912,850)     2,008,487
Net change in unrealized appreciation/(depreciation)
  of investments ........................................    (9,684,913)   (28,464,844)    (5,669,087)   (27,704,692)    (3,986,869)
                                                           ------------   ------------   ------------   ------------   ------------
Net realized and unrealized gain/(loss) on
  investments ...........................................    (8,022,405)   (37,161,641)    (8,459,466)   (45,617,542)    (1,978,382)
                                                           ------------   ------------   ------------   ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............................  $ (6,437,481)  $(36,005,687)  $ (8,389,904)  $(45,651,815)  $ (1,887,587)
                                                           ============   ============   ============   ============   ============



                       See Notes to Financial Statements.

                                                             U.S.
 SMALL CAP         INTERNATIONAL       SHORT TERM         GOVERNMENT                              MONEY
   STOCK              GROWTH             INCOME           SECURITIES           INCOME             MARKET
    FUND               FUND               FUND               FUND               FUND               FUND
------------       ------------       ------------       ------------       ------------       ------------
$    102,754       $    536,076       $         --       $         --       $         --        $        --
       1,729             14,088          1,569,042          4,700,142          5,995,839            296,699
      (1,121)           (53,888)                --                 --                 --                 --
      35,439             21,487              8,998             23,521             24,260                 --
------------       ------------       ------------       ------------       ------------       ------------
     138,801            517,763          1,578,040          4,723,663          6,020,099            296,699
------------       ------------       ------------       ------------       ------------       ------------

     256,621            230,775            128,914            370,195            415,506             66,645
       6,905             39,619              4,531              7,720              5,131              2,863
      15,197             14,932             12,914             14,355             14,695             11,900
      13,805             19,946             12,391             27,720             29,113              6,430
         861                 84                329              2,761              1,449              2,374
------------       ------------       ------------       ------------       ------------       ------------
     293,389            305,356            159,079            422,751            465,894             90,212
         (22)                (5)               (23)               (13)               (16)               (55)
------------       ------------       ------------       ------------       ------------       ------------
     293,367            305,351            159,056            422,738            465,878             90,157
------------       ------------       ------------       ------------       ------------       ------------
    (154,566)           212,412          1,418,984          4,300,925          5,554,221            206,542
------------       ------------       ------------       ------------       ------------       ------------


  (8,449,801)          (948,628)           108,951            209,642             69,844                 --

 (18,459,087)          (343,082)           (70,296)         1,455,172           (772,844)                --
------------       ------------       ------------       ------------       ------------       ------------

 (26,908,888)        (1,291,710)            38,655          1,664,814           (703,000)                --
------------       ------------       ------------       ------------       ------------       ------------

$(27,063,454)      $ (1,079,298)      $  1,457,639       $  5,965,739       $  4,851,221       $    206,542
============       ============       ============       ============       ============       ============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM VARIABLE TRUST

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                             EQUITY       GROWTH &      WEST COAST                       MID CAP
                                                             INCOME        INCOME         EQUITY         GROWTH           STOCK
                                                              FUND          FUND           FUND           FUND            FUND
                                                         -------------  -------------  -------------  -------------   -------------
Net investment income/(loss) ..........................  $   1,584,924  $   1,155,954  $      69,562  $     (34,273)  $      90,795
Net realized gain/(loss) on investment transactions ...      1,662,508     (8,696,797)    (2,790,379)   (17,912,850)      2,008,487
Net change in unrealized appreciation/(depreciation)
  of investments ......................................     (9,684,913)   (28,464,844)    (5,669,087)   (27,704,692)     (3,986,869)
                                                         -------------  -------------  -------------  -------------   -------------
Net increase/(decrease) in net assets
  resulting from operations ...........................     (6,437,481)   (36,005,687)    (8,389,904)   (45,651,815)     (1,887,587)
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares ....................................     (2,386,136)    (1,688,757)      (432,136)            --        (138,003)
    Class 2 Shares ....................................        (79,496)        (6,836)        (8,808)            --          (2,415)
  Net realized gains on investments:
    Class 1 Shares ....................................       (228,156)            --     (1,036,085)            --      (1,644,990)
    Class 2 Shares ....................................         (7,632)            --        (21,119)            --         (34,268)
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares ....................................     27,587,875    (46,270,388)     4,491,459     31,327,772       1,927,274
    Class 2 Shares ....................................      3,726,464        963,184      1,757,210        652,864         909,052
                                                         -------------  -------------  -------------  -------------   -------------
Net increase/(decrease) in net assets .................     22,175,438    (83,008,484)    (3,639,383)   (13,671,179)       (870,937)
NET ASSETS:
Beginning of period ...................................     98,640,582    319,282,638     83,893,812    167,514,870      72,656,133
                                                         -------------  -------------  -------------  -------------   -------------
End of period .........................................  $ 120,816,020  $ 236,274,154  $  80,254,429  $ 153,843,691   $  71,785,196
                                                         =============  =============  =============  =============   =============
Undistributed net investment income/(accumulated
  net investment loss) at end of period ...............  $   1,627,296  $   1,153,763  $      39,190  $     (65,385)  $      85,406
                                                         =============  =============  =============  =============   =============



                       See Notes to Financial Statements.

                                                                U.S.
 SMALL CAP          INTERNATIONAL        SHORT TERM          GOVERNMENT                                 MONEY
   STOCK               GROWTH              INCOME            SECURITIES             INCOME             MARKET
    FUND                FUND                FUND                FUND                 FUND               FUND
-------------       -------------       -------------       -------------       -------------       -------------
$    (154,566)      $     212,412       $   1,418,984       $   4,300,925       $   5,554,221       $     206,542
   (8,449,801)           (948,628)            108,951             209,642              69,844                  --

  (18,459,087)           (343,082)            (70,296)          1,455,172            (772,844)                 --
-------------       -------------       -------------       -------------       -------------       -------------

  (27,063,454)         (1,079,298)          1,457,639           5,965,739           4,851,221             206,542


           --            (599,906)         (2,079,342)         (5,949,742)         (7,749,262)           (195,396)
           --              (1,239)            (21,807)           (166,367)           (103,921)            (11,103)

   (3,782,168)                 --                  --                  --                  --                  --
      (74,473)                 --                  --                  --                  --                  --


    2,760,483          11,336,249          (1,571,684)         21,766,122          19,048,335            (949,734)
      874,899             118,232             539,278           3,865,353           2,164,303           4,057,768
-------------       -------------       -------------       -------------       -------------       -------------
  (27,284,713)          9,774,038          (1,675,916)         25,481,105          18,210,676           3,108,077

   73,806,843          49,177,861          50,362,609         137,657,602         155,187,226          28,751,770
-------------       -------------       -------------       -------------       -------------       -------------
$  46,522,130       $  58,951,899       $  48,686,693       $ 163,138,707       $ 173,397,902       $  31,859,847
=============       =============       =============       =============       =============       =============

$    (154,566)      $    (110,866)      $   1,407,575       $   4,289,071       $   5,547,081       $      18,982
=============       =============       =============       =============       =============       =============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM VARIABLE TRUST

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                             EQUITY         GROWTH &      WEST COAST                     MID CAP
                                                             INCOME         INCOME          EQUITY        GROWTH          STOCK
                                                              FUND           FUND            FUND          FUND            FUND
                                                          -------------  -------------  -------------  -------------  -------------
Net investment income/(loss) ............................ $   2,574,128  $   1,714,214  $     453,644  $     226,615  $     137,258
Net realized gain/(loss) on investment transactions .....       164,826    (13,669,421)     1,036,726    (78,262,966)     1,467,666
Net change in unrealized appreciation/(depreciation)
 of investments .........................................     3,572,469        400,957      3,807,889     (6,657,793)     5,736,586
                                                          -------------  -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets
 resulting from operations ..............................     6,311,423    (11,554,250)     5,298,259    (84,694,144)     7,341,510
Distributions to shareholders from:
 Net investment income:
  Class 1 Shares ........................................      (762,859)    (1,076,785)      (382,770)    (4,240,719)       (41,687)
  Class 2 Shares ........................................          (754)            --             --             --            (29)
 Net realized gains on investments:
  Class 1 Shares ........................................      (537,319)    (6,651,632)    (1,610,070)   (33,057,035)            --
  Class 2 Shares ........................................          (537)            --             --             --             --
Net increase/(decrease) in net assets from Fund share
 transactions:
  Class 1 Shares ........................................    46,227,296     28,462,438      9,223,544    (17,076,013)     8,007,851
  Class 2 Shares ........................................       659,111        111,361         57,889         31,316        631,364
                                                          -------------  -------------  -------------  -------------  -------------
Net increase/(decrease) in net  assets ..................    51,896,361      9,291,132     12,586,852   (139,036,595)    15,939,009
NET ASSETS:
Beginning of year .......................................    46,744,221    309,991,506     71,306,960    306,551,465     56,717,124
                                                          -------------  -------------  -------------  -------------  -------------
End of year ............................................. $  98,640,582  $ 319,282,638  $  83,893,812  $ 167,514,870  $  72,656,133
                                                          =============  =============  =============  =============  =============
Undistributed net investment income/
 (accumulated net investment loss) at end of year ....... $   2,508,004  $   1,693,402  $     410,572  $     (31,112) $     135,029
                                                          =============  =============  =============  =============  =============



                       See Notes to Financial Statements.

                                                                U.S.
  SMALL CAP         INTERNATIONAL        SHORT TERM          GOVERNMENT                                 MONEY
   STOCK               GROWTH              INCOME            SECURITIES            INCOME               MARKET
    FUND                 FUND               FUND                FUND                FUND                 FUND
-------------       -------------       -------------       -------------       -------------       -------------
$    (311,850)      $     191,149       $   2,634,066       $   7,236,948       $   9,547,576       $     790,925
    2,373,857          (5,136,917)                103             197,332             834,720                 (54)

  (10,041,833)         (7,368,806)            924,846           1,562,564             452,661                  --
-------------       -------------       -------------       -------------       -------------       -------------

   (7,979,826)        (12,314,574)          3,559,015           8,996,844          10,834,957             790,871


           --            (442,562)           (645,081)         (1,670,132)         (2,296,785)           (795,417)
           --                  --                  --                  --                  --                (108)

  (14,231,677)         (4,792,087)                 --                  --                  --                  --
       (8,522)                 --                  --                  --                  --                  --


   13,325,629            (500,360)          3,949,603          20,730,219          18,783,230          10,302,577
      413,120                  30              19,990             752,835             361,258             189,226
-------------       -------------       -------------       -------------       -------------       -------------
   (8,481,276)        (18,049,553)          6,883,527          28,809,766          27,682,660          10,487,149

   82,288,119          67,227,414          43,479,082         108,847,836         127,504,566          18,264,621
-------------       -------------       -------------       -------------       -------------       -------------
$  73,806,843       $  49,177,861       $  50,362,609       $ 137,657,602       $ 155,187,226       $  28,751,770
=============       =============       =============       =============       =============       =============

$          --       $     277,867       $   2,089,740       $   6,104,255       $   7,846,043       $      18,939
=============       =============       =============       =============       =============       =============



                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS-- CAPITAL STOCK ACTIVITY

WM VARIABLE TRUST

                                                                                                               WEST COAST
                                              EQUITY  INCOME  FUND          GROWTH & INCOME FUND             EQUITY FUND (A)
                                           ---------------------------   ---------------------------   ---------------------------
                                            SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                              ENDED                           ENDED                      ENDED
                                             06/30/02      YEAR ENDED       06/30/02     YEAR ENDED     06/30/02       YEAR ENDED
                                           (UNAUDITED)      12/31/01      (UNAUDITED)     12/31/01     (UNAUDITED)      12/31/01
                                           ------------   ------------   ------------   ------------   ------------   ------------
AMOUNT
 CLASS 1
  Sold ..................................  $ 27,125,594   $ 48,545,812   $  9,812,853   $ 47,166,699   $  5,251,608   $ 13,359,745
  Issued as reinvestment of dividends ...     2,614,292      1,300,178      1,688,757      7,728,417      1,468,221      1,992,840
  Redeemed ..............................    (2,152,011)    (3,618,694)   (57,771,998)   (26,432,678)    (2,228,370)    (6,129,041)
                                           ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease) ...............  $ 27,587,875   $ 46,227,296   $(46,270,388)  $ 28,462,438   $  4,491,459   $  9,223,544
                                           ============   ============   ============   ============   ============   ============

 CLASS 2
  Sold ..................................  $  3,793,416   $    763,650   $    966,874   $    111,374   $  1,729,552   $     57,924
  Issued as reinvestment of dividends ...        87,128          1,291          6,836             --         29,927             --
  Redeemed ..............................      (154,080)      (105,830)       (10,526)           (13)        (2,269)           (35)
                                           ------------   ------------   ------------   ------------   ------------   ------------
  Net increase ..........................  $  3,726,464   $    659,111   $    963,184   $    111,361   $  1,757,210   $     57,889
                                           ============   ============   ============   ============   ============   ============

SHARES
 CLASS 1
  Sold ..................................     2,065,411      3,944,969        600,958      2,655,714        319,924        836,511
  Issued as reinvestment of dividends ...       215,879        102,700        112,284        416,178         99,947        112,973
  Redeemed ..............................      (165,797)      (293,519)    (3,462,466)    (1,497,409)      (138,380)      (381,925)
                                           ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease) ...............     2,115,493      3,754,150     (2,749,224)     1,574,483        281,491        567,559
                                           ============   ============   ============   ============   ============   ============

 CLASS 2
  Sold ..................................       294,237         59,976         59,458          6,492        105,595          3,495
  Issued as reinvestment of dividends ...         7,201            102            455             --          2,040             --
  Redeemed ..............................       (11,940)        (8,930)          (694)            (1)          (139)            (2)
                                           ------------   ------------   ------------   ------------   ------------   ------------
  Net increase ..........................       289,498         51,148         59,219          6,491        107,496          3,493
                                           ============   ============   ============   ============   ============   ============


                                                                                U.S. GOVERNMENT
                                              SHORT TERM INCOME FUND            SECURITIES FUND                 INCOME FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                                ENDED                       ENDED                           ENDED
                                              06/30/02      YEAR ENDED     06/30/02       YEAR ENDED      06/30/02      YEAR ENDED
                                            (UNAUDITED)      12/31/01     (UNAUDITED)      12/31/01      (UNAUDITED)     12/31/01
                                            ------------   ------------   ------------   ------------   ------------   ------------
AMOUNT
 CLASS 1
  Sold ...................................  $  5,650,250   $ 11,423,256   $ 21,554,397   $ 39,628,587   $ 21,137,030   $ 36,392,045
  Issued as reinvestment of dividends ....     2,079,342        645,081      5,949,742      1,670,132      7,749,262      2,296,785
  Redeemed ...............................    (9,301,276)    (8,118,734)    (5,738,017)   (20,568,500)    (9,837,957)   (19,905,600)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease) ................  $ (1,571,684)  $  3,949,603   $ 21,766,122   $ 20,730,219   $ 19,048,335   $ 18,783,230
                                            ============   ============   ============   ============   ============   ============
 CLASS 2
  Sold ...................................  $    519,197   $     20,000   $  3,812,525   $    837,926   $  2,107,317   $    361,748
  Issued as reinvestment of dividends ....        21,807             --        166,367             --        103,921             --
  Redeemed ...............................        (1,726)           (10)      (113,539)       (85,091)       (46,935)          (490)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net increase ...........................  $    539,278   $     19,990   $  3,865,353   $    752,835   $  2,164,303   $    361,258
                                            ============   ============   ============   ============   ============   ============
SHARES
 CLASS 1
  Sold ...................................     2,158,618      4,483,394      2,014,597      3,821,998      2,023,130      3,624,626
  Issued as reinvestment of dividends ....       812,243        261,166        563,957        165,688        758,245        232,233
  Redeemed ...............................    (3,550,715)    (3,213,392)      (536,412)    (1,973,297)      (928,757)    (1,976,612)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net increase/(decrease) ................      (579,854)     1,531,168      2,042,142      2,014,389      1,852,618      1,880,247
                                            ============   ============   ============   ============   ============   ============
 CLASS 2
  Sold ...................................       197,911          7,708        354,665         79,544        201,120         35,144
  Issued as reinvestment of dividends ....         8,518             --         15,784             --         10,178             --
  Redeemed ...............................          (666)            (4)       (10,716)        (8,103)        (4,459)           (48)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Net increase ...........................       205,763          7,704        359,733         71,441        206,839         35,096
                                            ============   ============   ============   ============   ============   ============


---------------
(a) Formerly the Growth Fund of the Northwest.



                       See Notes to Financial Statements.

        GROWTH  FUND                  MID CAP STOCK FUND           SMALL CAP STOCK FUND         INTERNATIONAL GROWTH FUND
----------------------------    ----------------------------    ----------------------------    ----------------------------
 SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
    ENDED                         ENDED                           ENDED                             ENDED
  06/30/02       YEAR ENDED       06/30/02       YEAR ENDED      06/30/02        YEAR ENDED        06/30/02     YEAR ENDED
(UNAUDITED)       12/31/01      (UNAUDITED)       12/31/01      (UNAUDITED)       2/31/01        (UNAUDITED)     12/31/01
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$ 46,851,416    $ 13,497,236    $  3,236,184    $ 11,536,889    $  2,762,082    $ 12,470,294    $ 12,991,597   $  4,478,358
          --      37,297,754       1,782,993          41,687       3,782,168      14,231,677         599,906      5,234,649
 (15,523,644)    (67,871,003)     (3,091,903)     (3,570,725)     (3,783,767)    (13,376,342)     (2,255,254)   (10,213,367)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$ 31,327,772    $(17,076,013)   $  1,927,274    $  8,007,851    $  2,760,483    $ 13,325,629    $ 11,336,249   $   (500,360)
============    ============    ============    ============    ============    ============    ============   ============

$    654,084    $     31,328    $    926,161    $    642,970    $    836,302    $    411,480    $    119,045   $         30
          --              --          36,683              29          74,743           8,522           1,239             --
      (1,220)            (12)        (53,792)        (11,635)        (36,146)         (6,882)         (2,052)            --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$    652,864    $     31,316    $    909,052    $    631,364    $    874,899    $    413,120     $ 118,232 $             30
============    ============    ============    ============    ============    ============    ============   ============

   3,924,636         761,973         248,566         948,931         322,117       1,266,869       1,330,234        374,307
          --       2,371,122         139,405           3,182         602,256       1,125,034          62,752        478,487
  (1,295,445)     (4,073,741)       (236,041)       (303,050)       (407,463)     (1,072,954)       (222,803)      (963,192)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
   2,629,191        (940,646)        151,930         649,063         516,910       1,318,949       1,170,183       (110,398)
============    ============    ============    ============    ============    ============    ============   ============

      54,940           2,329          70,627          51,822          93,229          38,684          11,651              3
          --              --           2,873               2          11,918             674             130             --
        (102)             (1)         (4,130)           (933)         (3,807)           (684)           (206)            --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
      54,838           2,328          69,370          50,891         101,340          38,674          11,575              3
============    ============    ============    ============    ============    ============    ============   ============


     MONEY MARKET FUND
----------------------------
 SIX MONTHS
   ENDED
  06/30/02       YEAR ENDED
(UNAUDITED)       12/31/01
------------    ------------
$  7,002,223    $ 28,066,597
     195,396         795,417
  (8,147,353)    (18,559,437)
------------    ------------
$   (949,734)   $ 10,302,577
============    ============

$  4,289,871    $    189,527
      11,103             108
    (243,206)           (409)
------------    ------------
$  4,057,768    $    189,226
============    ============

   7,002,223      28,066,597
     195,396         795,417
  (8,147,353)    (18,559,437)
------------    ------------
    (949,734)     10,302,577
============    ============

   4,289,871         189,527
      11,103             108
    (243,206)           (409)
------------    ------------
   4,057,768         189,226
============    ============



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                        INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                    --------------------------------------------   --------------------------------------

                                                                                                 DISTRIBUTIONS
                      NET ASSET                      NET REALIZED                   DIVIDENDS        FROM                  NET ASSET
                        VALUE,                      AND UNREALIZED    TOTAL FROM      FROM       NET REALIZED                VALUE,
                    BEGINNING OF   NET INVESTMENT   GAIN/(LOSS) ON    INVESTMENT  NET INVESTMENT   CAPITAL       TOTAL       END OF
                        PERIOD     INCOME/(LOSS)      INVESTMENTS     OPERATIONS     INCOME         GAINS     DISTRIBUTIONS   PERIOD
                      ----------    ----------        ----------      ----------   ----------     ----------   ----------  ---------
EQUITY INCOME FUND
CLASS 1
06/30/02 (unaudited)    $12.87      $ 0.18(5)          $(0.78)         $(0.60)      $(0.25)         $(0.02)      $(0.27)    $12.00
12/31/01                 12.11        0.42(5)            0.54            0.96        (0.12)          (0.08)       (0.20)     12.87
12/31/00                 10.50        0.36(5)            1.42            1.78        (0.17)             --        (0.17)     12.11
12/31/99                 10.27        0.33(5)           (0.07)(7)        0.26        (0.03)             --        (0.03)     10.50
12/31/98(3)              10.00        0.16(5)            0.14            0.30        (0.03)             --        (0.03)     10.27
CLASS 2
06/30/02 (unaudited)     12.87        0.16(5)           (0.78)          (0.62)       (0.25)          (0.02)       (0.27)     11.98
12/31/01(4)              12.64        0.22(5)            0.21            0.43        (0.12)          (0.08)       (0.20)     12.87
GROWTH & INCOME FUND
CLASS 1
06/30/02 (unaudited)    $17.18      $ 0.07(5)          $(2.27)         $(2.20)      $(0.11)         $   --       $(0.11)    $14.87
12/31/01                 18.23        0.09              (0.70)          (0.61)       (0.06)          (0.38)       (0.44)     17.18
12/31/00                 18.58        0.07(5)            0.37            0.44        (0.04)          (0.75)       (0.79)     18.23
12/31/99                 16.97        0.06(5)            2.93            2.99        (0.04)          (1.34)       (1.38)     18.58
12/31/98                 16.92        0.06               2.97            3.03        (0.09)          (2.89)       (2.98)     16.97
12/31/97                 14.29        0.06               3.90            3.96        (0.10)          (1.23)       (1.33)     16.92
CLASS 2
06/30/02 (unaudited)     17.18        0.05(5)           (2.27)          (2.22)       (0.11)             --        (0.11)     14.85
12/31/01(4)              16.59        0.00(6)            0.59(7)         0.59           --              --           --      17.18
WEST COAST EQUITY FUND
CLASS 1
06/30/02 (unaudited)    $16.70      $ 0.01(5)          $(1.60)         $(1.59)      $(0.08)         $(0.20)      $(0.28)    $14.83
12/31/01                 16.01        0.10(5)            1.03            1.13        (0.09)          (0.35)       (0.44)     16.70
12/31/00                 15.14        0.13(5)            0.84            0.97           --           (0.10)       (0.10)     16.01
12/31/99                 10.94       (0.00)(6)           4.37            4.37        (0.00)(6)       (0.17)       (0.17)     15.14
12/31/98(3)              10.00        0.00(6)            0.94            0.94           --              --           --      10.94
CLASS 2
06/30/02 (unaudited)     16.70       (0.01)(5)          (1.60)          (1.61)       (0.08)          (0.20)       (0.28)     14.81
12/31/01(4)              15.52        0.01(5)            1.17            1.18           --              --           --      16.70
GROWTH FUND
CLASS 1
06/30/02 (unaudited)    $13.51      $(0.00)(5)(6)      $(3.31)         $(3.31)      $   --          $   --       $   --     $10.20
12/31/01                 22.99        0.02(5)           (6.24)          (6.22)       (0.37)          (2.89)       (3.26)     13.51
12/31/00                 38.54       (0.03)(5)          (6.61)          (6.64)       (0.02)          (8.89)       (8.91)     22.99
12/31/99                 22.36       (0.19)             19.89           19.70           --           (3.52)       (3.52)     38.54
12/31/98                 15.41       (0.09)              8.81            8.72        (0.07)          (1.70)       (1.77)     22.36
12/31/97                 16.01        0.07               1.60            1.67        (0.02)          (2.25)       (2.27)     15.41
CLASS 2
06/30/02 (unaudited)     13.51       (0.02)(5)          (3.30)          (3.32)          --              --           --      10.19
12/31/01(4)              12.81       (0.00)(5)(6)        0.70(7)         0.70           --              --           --      13.51



                       See Notes to Financial Statements.

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                ------------------------------------------------------------------------------------------------
                                                                                           RATIO OF OPERATING
                                                                                           EXPENSES TO AVERAGE
                                                                                           NET ASSETS WITHOUT
                                      RATIO OF          RATIO OF NET                      FEE WAIVERS, EXPENSES
                 NET ASSETS,         OPERATING           INVESTMENT                       REIMBURSED AND/OR FEES
                   END OF             EXPENSES          INCOME/(LOSS)         PORTFOLIO     REDUCED BY CREDITS
   TOTAL           PERIOD            TO AVERAGE         TO AVERAGE             RATE           ALLOWED BY THE
  RETURN(1)      (IN 000'S)         NET ASSETS(2)        NET ASSETS           TURNOVER         CUSTODIAN
 ----------     ------------        -------------       -------------        ----------   ----------------------

   (4.64)%        $116,734            0.70%(8)            2.88%(8)                8%            0.70%(8)
    7.92%           97,982            0.70%               3.29%                  15%            0.70%
   17.19%           46,744            0.98%               3.31%                  40%            0.99%
    2.49%           11,797            1.17%               3.22%                  25%            1.19%
    3.02%            2,586            1.50%(8)            2.26%(8)               28%            2.49%(8)

   (4.81)%           4,082            0.95%(8)            2.63%(8)                8%            0.95%(8)
    3.40%              658            0.94%(8)            3.05%(8)               15%            0.94%(8)


  (12.83)%        $235,299            0.80%(8)            0.82%(8)               10%            0.80%(8)
   (3.51)%         319,171            0.78%               0.54%                  25%            0.78%
    2.36%          309,992            0.97%               0.39%                  31%            0.97%
   18.11%          205,960            1.05%               0.34%                  38%            1.05%
   18.98%          125,295            1.06%               0.37%                  78%            1.06%
   28.50%          101,794            1.08%               0.55%                 109%            1.08%

  (12.95)%             976            1.05%(8)            0.57%(8)               10%            1.05%(8)
    3.56%              112            1.03%(8)            0.29%(8)               25%            1.03%(8)


   (9.49)%        $ 78,610            0.71%(8)            0.17%(8)               11%            0.71%(8)
    6.88%           83,835            0.70%               0.59%                  19%            0.70%
    6.30%           71,307            0.91%               0.76%                  33%            0.91%
   40.37%           20,429            1.27%              (0.02)%                 36%            1.28%
    9.40%            2,313            1.50%(8)            0.03%(8)               28%            2.76%(8)

   (9.61)%           1,644            0.96%(8)           (0.08)%(8)              11%            0.96%(8)
    7.60%               58            0.95%(8)            0.34%(8)               19%            0.95%(8)


  (24.50)%        $153,261            0.97%(8)           (0.04)%(8)             129%            0.97%(8)
  (29.05)%         167,483            0.94%               0.11%                  92%            0.94%
  (22.04)%         306,551            1.10%              (0.10)%                 83%            1.11%
   97.09%          369,952            1.15%              (0.78)%                129%            1.15%
   59.04%          162,967            1.16%              (0.55)%                112%            1.17%
   11.24%          121,766            1.18%               0.07%                 158%            1.19%

  (24.57)%             583            1.22%(8)           (0.29)%(8)             129%            1.22%(8)
    5.46%               31            1.19%(8)           (0.14)%(8)              92%            1.19%(8)



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                           INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                                         --------------------------------------   ------------------------------------

                                                       NET REALIZED                          DISTRIBUTIONS
                           NET ASSET                       AND                     DIVIDENDS    FROM NET
                             VALUE,         NET         UNREALIZED     TOTAL FROM   FROM NET   REALIZED                   NET ASSET
                          BEGINNING OF   INVESTMENT   GAIN/(LOSS) ON   INVESTMENT  INVESTMENT   CAPITAL       TOTAL       VALUE, END
                             PERIOD     INCOME/(LOSS)   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS   OF PERIOD
                          ------------  ------------- --------------   ----------  ---------- ----------  -------------   ----------
MID CAP STOCK FUND
CLASS 1
06/30/02 (unaudited)         $13.14     $ 0.02(5)        $(0.35)       $(0.33)      $(0.03)    $(0.30)       $(0.33)       $12.48
12/31/01                      11.74       0.03(5)          1.38          1.41        (0.01)        --         (0.01)        13.14
12/31/00(9)                   10.00       0.01(5)          1.73          1.74           --         --            --         11.74
CLASS 2
06/30/02 (unaudited)          13.13       0.00(5)(6)      (0.35)        (0.35)       (0.02)     (0.30)        (0.32)        12.46
12/31/01(4)                   12.35      (0.00)(5)(6)      0.79          0.79        (0.01)        --         (0.01)        13.13
SMALL CAP STOCK FUND
CLASS 1
06/30/02 (unaudited)         $11.37     $(0.02)          $(4.22)       $(4.24)      $   --     $(0.59)       $(0.59)       $ 6.54
12/31/01                      16.03      (0.06)(5)        (1.69)        (1.75)          --      (2.91)        (2.91)        11.37
12/31/00                      19.13      (0.10)           (1.65)        (1.75)          --      (1.35)        (1.35)        16.03
12/31/99                      14.59      (0.10)(5)         8.07          7.97           --      (3.43)        (3.43)        19.13
12/31/98                      15.63      (0.07)            1.21          1.14           --      (2.18)        (2.18)        14.59
12/31/97                      14.70      (0.03)            1.80          1.77           --      (0.84)        (0.84)        15.63
CLASS 2
06/30/02 (unaudited)          11.36      (0.02)           (4.22)        (4.24)          --      (0.59)        (0.59)         6.53
12/31/01(4)                   14.41      (0.05)(5)        (0.09)        (0.14)          --      (2.91)        (2.91)        11.36
INTERNATIONAL GROWTH FUND
CLASS 1
06/30/02 (unaudited)         $10.21     $ 0.04(5)        $(0.31)       $(0.27)      $(0.11)    $   --        $(0.11)       $ 9.83
12/31/01                      13.65       0.04            (2.39)        (2.35)       (0.09)     (1.00)        (1.09)        10.21
12/31/00                      17.63       0.02(5)         (3.42)        (3.40)       (0.43)     (0.15)        (0.58)        13.65
12/31/99                      11.61       0.12             5.91          6.03        (0.01)        --         (0.01)        17.63
12/31/98                      12.26       0.07(5)          0.64          0.71        (0.72)     (0.64)        (1.36)        11.61
12/31/97                      13.02       0.71            (0.97)        (0.26)       (0.26)     (0.24)        (0.50)        12.26
CLASS 2
06/30/02 (unaudited)          10.21       0.03(5)         (0.31)        (0.28)       (0.11)        --         (0.11)         9.82
12/31/01(4)                    9.78       0.00(6)          0.43(7)       0.43           --         --            --         10.21
SHORT TERM INCOME FUND
CLASS 1
06/30/02 (unaudited)         $ 2.60     $ 0.07(5)        $ 0.00(6)     $ 0.07       $(0.11)    $   --        $(0.11)       $ 2.56
12/31/01                       2.44       0.15(5)          0.05          0.20        (0.04)        --         (0.04)         2.60
12/31/00                       2.39       0.14             0.05          0.19        (0.14)        --         (0.14)         2.44
12/31/99                       2.44       0.12            (0.05)         0.07        (0.12)        --         (0.12)         2.39
12/31/98                       2.43       0.12             0.01          0.13        (0.12)        --         (0.12)         2.44
12/31/97                       2.43       0.14             0.00(7)       0.14        (0.14)        --         (0.14)         2.43
CLASS 2
06/30/02 (unaudited)           2.60       0.07(5)          0.00(6)       0.07        (0.11)        --         (0.11)         2.56
12/31/01(4)                    2.60       0.02(5)         (0.02)(7)      0.00(6)        --         --            --          2.60


                       See Notes to Financial Statements.

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                   ---------------------------------------------------------------------------------------------------------
                                                                                                         RATIO OF OPERATING
                                                                                                         EXPENSES TO AVERAGE
                                                                                                             NET ASSETS
                                                                                                             WITHOUT FEE
                                                                                                           WAIVERS, EXPENSES
                                                               RATIO OF NET                               REIMBURSED AND/OR
                                           RATIO OF             INVESTMENT                                  FEES REDUCED
                     NET ASSETS,      OPERATING EXPENSES       INCOME/(LOSS)                                 BY CREDITS
                   END OF PERIOD           TO AVERAGE            TO AVERAGE             PORTFOLIO          ALLOWED BY THE
TOTAL RETURN(1)      (IN 000'S)           NET ASSETS(2)          NET ASSETS           TURNOVER RATE          CUSTODIAN
--------------     --------------       --------------         --------------         --------------       --------------

  (2.62)%            $70,287               0.83%(8)               0.25%(8)                  18%               0.83%(8)
  11.99%              71,988               0.82%                  0.21%                     30%               0.82%
  17.40%              56,717               1.04%(8)               0.14%(8)                  13%               1.04%(8)

  (2.73)%              1,498               1.08%(8)               0.00%(8)(12)              18%               1.08%(8)
   6.38%                 668               1.07%(8)              (0.04)%(8)                 30%               1.07%(8)


 (37.04)%            $45,608               0.99%(8)              (0.52)%(8)                 13%               0.99%(8)
 (12.73)%             73,367               0.95%                 (0.44)%                    46%               0.95%
 (10.58)%             82,288               1.11%                 (0.61)%                    49%               1.11%
  71.09%              53,616               1.19%                 (0.75)%                    52%               1.19%
   8.09%              44,380               1.19%                 (0.48)%                   108%               1.20%
  12.59%              45,362               1.20%                 (0.58)%                   116%               1.21%

 (37.06)%                914               1.24%(8)              (0.77)%(8)                 13%               1.24%(8)
  (3.00)%                440               1.20%(8)              (0.69)%(8)                 46%               1.20%(8)


  (2.63)%            $58,838               1.26%(8)               0.87%(8)                  10%               1.26%(8)
 (17.78)%             49,178               1.19%                  0.33%                     34%               1.19%
 (19.84)%             67,227               1.31%                  0.11%                     40%               1.31%
  51.96%              86,632               1.39%                  0.87%                    161%               1.40%
   5.20%              60,360               1.36%                  0.61%                    118%               1.48%
  (2.64)%             49,636               1.35%                  0.52%                     84%               1.36%

  (2.73)%                114               1.51%(8)               0.62%(8)                  10%               1.51%(8)
   4.40%                   0(10)           1.40%(8)               0.12%(8)                  34%               1.40%(8)


   2.65%             $48,140               0.62%(8)               5.51%(8)                  19%               0.62%(8)
   8.15%              50,343               0.60%                  5.77%                     44%               0.60%
   8.23%              43,479               0.80%                  5.66%                     17%               0.81%
   2.89%              53,144               0.80%                  5.26%                     42%               0.81%
   5.28%              37,399               0.85%                  5.45%                     27%               0.89%
   5.90%              11,944               1.00%                  6.04%                     43%               1.03%

   2.65%             $   547               0.87%(8)               5.26%(8)                  19%               0.87%(8)
   0.00%                  20               0.85%(8)               5.52%(8)                  44%               0.85%(8)



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                          INCOME FROM INVESTMENT OPERATIONS
                                                    ----------------------------------------------

                                    NET ASSET                       NET REALIZED                       DIVIDENDS
                                      VALUE,           NET         AND UNREALIZED      TOTAL FROM       FROM NET       NET ASSET
                                   BEGINNING OF     INVESTMENT     GAIN/(LOSS) ON      INVESTMENT      INVESTMENT        VALUE,
                                      PERIOD          INCOME        INVESTMENTS        OPERATIONS       INCOME       END OF PERIOD
                                   -------------    -------------   -------------    -------------    ------------   -------------
U.S. GOVERNMENT SECURITIES FUND
CLASS 1
06/30/02 (unaudited)                   $10.55        $ 0.31(5)        $ 0.12             $ 0.43         $(0.42)        $10.56
12/31/01                                 9.93          0.61(5)          0.16               0.77          (0.15)         10.55
12/31/00                                 9.62          0.62(5)          0.29               0.91          (0.60)          9.93
12/31/99                                10.11          0.54            (0.49)              0.05          (0.54)          9.62
12/31/98                                10.04          0.63             0.06               0.69          (0.62)         10.11
12/31/97                                 9.77          0.63             0.26               0.89          (0.62)         10.04
Class 2
06/30/02 (unaudited)                    10.55          0.29(5)          0.12               0.41          (0.42)         10.54
12/31/01(4)                             10.70          0.09(5)         (0.24)(7)          (0.15)            --          10.55
INCOME FUND
CLASS 1
06/30/02 (unaudited)                   $10.31        $ 0.34(5)        $(0.04)            $ 0.30         $(0.48)        $10.13
12/31/01                                 9.70          0.67(5)          0.11               0.78          (0.17)         10.31
12/31/00                                 9.35          0.65(5)          0.30               0.95          (0.60)          9.70
12/31/99                                10.24          0.67            (0.89)             (0.22)         (0.67)          9.35
12/31/98                                10.19          0.70             0.04               0.74          (0.69)         10.24
12/31/97                                 9.82          0.70             0.37               1.07          (0.70)         10.19
CLASS 2
06/30/02 (unaudited)                    10.31          0.32(5)         (0.03)              0.29          (0.48)         10.12
12/31/01(4)                             10.45          0.10(5)         (0.24)(7)          (0.14)            --          10.31
MONEY MARKET FUND
CLASS 1
06/30/02 (unaudited)                   $ 1.00         $0.007          $    --            $ 0.007        $(0.007)       $ 1.00
12/31/01                                 1.00          0.036           (0.000)(11)         0.036         (0.036)         1.00
12/31/00                                 1.00          0.056               --              0.056         (0.056)         1.00
12/31/99                                 1.00          0.045           (0.000)(11)         0.045         (0.045)         1.00
12/31/98                                 1.00          0.049           (0.000)(11)         0.049         (0.049)         1.00
12/31/97                                 1.00          0.049            0.000(11)          0.049         (0.049)         1.00
Class 2
06/30/02 (unaudited)                     1.00          0.006          $    --              0.006         (0.006)         1.00
12/31/01(4)                              1.00          0.002           (0.000)(11)         0.002         (0.002)         1.00



                       See Notes to Financial Statements.

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               ---------------------------------------------------------------------------------------------------------------------
                                                                                                RATIO OF OPERATING         RATIO OF
                                                                                                EXPENSES TO AVERAGE        OPERATING
                                                                                                NET ASSETS WITHOUT FEE     EXPENSES
                                                                                                WAIVERS, EXPENSES         TO AVERAGE
                                                                                                REIMBURSED AND/OR FEES    NET ASSETS
                NET ASSETS,            RATIO OF              RATIO OF NET                       REDUCED BY CREDITS        INCLUDING
   TOTAL       END OF PERIOD       OPERATING EXPENSES TO   INVESTMENT INCOME TO   PORTFOLIO       ALLOWED BY THE           INTEREST
 RETURN(1)      (IN 000'S)         AVERAGE NET ASSETS(2)   AVERAGE NET ASSETS    TURNOVER RATE      CUSTODIAN              EXPENSE
----------     -------------       ---------------------   --------------------  -------------  ---------------------    -----------
    4.04%        $158,593              0.57%(8)              5.81%(8)                15%              0.57%(8)                --
    7.79%         136,904              0.56%                 5.89%                   31%              0.56%                   --
    9.73%         108,848              0.76%                 6.35%                   10%              0.76%                   --
    0.51%          80,015              0.83%                 6.02%                   15%              0.83%                   --
    7.03%          41,914              0.89%                 5.85%                   22%              1.03%                 1.02%
    9.42%          61,656              0.90%                 6.28%                  194%              0.91%                 1.54%

    3.84%           4,546              0.82%(8)              5.56%(8)                15%              0.82%(8)                --
   (1.40)%            753              0.81%(8)              5.64%(8)                31%              0.81%(8)                --


    2.91%        $170,950              0.56%(8)              6.69%(8)                 5%              0.56%(8)                --
    8.08%         154,826              0.55%                 6.69%                   33%              0.55%                   --
   10.45%         127,505              0.74%                 6.81%                    2%              0.75%                   --
   (2.16)%         55,556              0.85%                 6.84%                   12%              0.85%                   --
    7.45%          49,654              0.96%                 6.69%                    4%              0.96%                   --
   11.35%          51,670              0.96%                 6.95%                   36%              0.96%                   --

    2.80%           2,448              0.81%(8)              6.44%(8)                 5%              0.81%(8)                --
   (1.34)%            362              0.80%(8)              6.44%(8)                33%              0.80%(8)                --


    0.70%        $ 27,613              0.59%                 1.41%(8)                --               0.59%(8)                --
    3.68%          28,563              0.62%                 3.41%                   --               0.62%                   --
    5.79%          18,265              0.76%                 5.57%                   --               0.78%                   --
    4.56%          31,105              0.71%                 4.47%                   --               0.78%                   --
    5.01%          31,862              0.65%                 4.90%                   --               0.81%                   --
    4.99%          32,864              0.75%                 4.88%                   --               0.85%                   --

    0.58%           4,247              0.84%(8)              1.16%(8)                --               0.84%(8)                --
    0.22%             189              0.87%(8)              3.16%(8)                --               0.87%(8)                --


                       See Notes to Financial Statements.

FINANCIAL highlights

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(3) The Equity Income Fund and the West Coast Equity Fund commenced operations on April 28, 1998.

(4) All Funds commenced selling Class 2 shares on November 6, 2001, with the exception of the Equity Income, Mid Cap Stock and Small Cap Stock Funds which commenced selling Class 2 shares on May 1, 2001.

(5) Per share numbers have been calculated using the average shares method.

(6) Amount represents less than $0.01 per share.

(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.

(8) Annualized.

(9) The Mid Cap Stock Fund commenced operations on May 1, 2000.

(10) Amount represents less than $1,000.

(11) Amount represents less than $0.001 per share.

(12) Amount represents less than 0.01% of average net assets.


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

EQUITY INCOME FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                                  VALUE
------                                                              ------------
COMMON STOCKS - 70.9%
  CONSUMER DISCRETIONARY - 8.3%
   AUTOMOBILES & COMPONENTS - 2.5%
   20,500 General Motors Corporation ..........................      $ 1,095,725
   29,000 Magna International Inc., Class A ...................        1,996,650
                                                                    ------------
                                                                       3,092,375
                                                                    ------------
   CONSUMER DURABLES & APPAREL - 1.2%
   67,100 Mattel, Inc .........................................        1,414,468
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.1%
   47,300 Carnival Corporation ................................        1,309,737
                                                                    ------------
   RETAILING - 3.5%
   71,500 J.C. Penney Company, Inc. (Holding Company) .........        1,574,430
   33,400 May Department Stores Company .......................        1,099,862
   58,000 Wal-Mart de Mexico SA de CV, ADR ....................        1,551,500
                                                                    ------------
                                                                       4,225,792
                                                                    ------------
        Total Consumer Discretionary .......................          10,042,372
                                                                    ------------
  CONSUMER STAPLES - 4.7%
   FOOD & DRUG RETAILING - 1.6%
   19,600 Albertson's Inc. ....................................          597,016
   54,000 Supervalu Inc. ......................................        1,324,620
                                                                    ------------
                                                                       1,921,636
                                                                    ------------
   FOOD, BEVERAGE & TOBACCO - 1.8%
   48,500 ConAgra Foods Inc. ..................................        1,341,025
   14,000 Hershey Foods Corporation ...........................          875,000
                                                                    ------------
                                                                       2,216,025
                                                                    ------------
   HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
   16,900 Procter & Gamble Company ............................        1,509,170
                                                                    ------------
        Total Consumer Staples .............................           5,646,831
                                                                    ------------
  ENERGY - 5.7%
   14,000 Ashland Inc. ........................................          567,000
   23,300 BP Amoco PLC, Sponsored ADR .........................        1,176,417
   10,242 ChevronTexaco Corporation ...........................          906,417
   14,080 Phillips Petroleum Company ..........................          829,030
   39,300 Repsol, Sponsored ADR ...............................          464,919
   20,500 Royal Dutch Petroleum Company (F) ...................        1,133,035
   14,000 Schlumberger Ltd. ...................................          651,000
   16,400 Unocal Corporation ..................................          605,816
   13,897 Valero Energy Corporation ...........................          520,026
                                                                    ------------
           Total Energy .......................................        6,853,660
                                                                    ------------

  FINANCIALS - 16.8%
   BANKS - 4.6%
   23,800 Bank of America Corporation .........................      $ 1,674,568
   25,900 FleetBoston Financial Corporation ...................          837,865
   18,400 PNC Financial Services  Group .......................          961,952
   39,700 U.S. Bancorp ........................................          926,995
   22,900 Wells Fargo & Company ...............................        1,146,374
                                                                    ------------
                                                                       5,547,754
                                                                    ------------
   DIVERSIFIED FINANCIALS - 7.5%
   54,300 Citigroup Inc. ......................................        2,104,125
   24,100 Fannie Mae ..........................................        1,777,375
   26,600 Franklin Resources, Inc. ............................        1,134,224
   45,200 J.P. Morgan Chase & Company .........................        1,533,184
   33,500 Morgan Stanley Dean Witter & Company ................        1,443,180
   34,600 T. Rowe Price Group Inc. ............................        1,137,648
                                                                    ------------
                                                                       9,129,736
                                                                    ------------
   INSURANCE - 4.7%
   42,000 ACE Ltd. ............................................        1,327,200
   38,500 AFLAC Inc. ..........................................        1,232,000
   39,700 Allstate Corporation ................................        1,468,106
   19,000 XL Capital Ltd., Class A ............................        1,609,300
                                                                    ------------
                                                                       5,636,606
                                                                    ------------
           Total Financials ...................................       20,314,096
                                                                    ------------
  HEALTH CARE - 7.0%
   HEALTH CARE EQUIPMENT & SERVICES - 0.8%
   26,500 Becton Dickinson & Company ..........................          912,925
                                                                    ------------
   PHARMACEUTICALS & BIOTECHNOLOGY - 6.2%
   34,900 Abbott Laboratories .................................        1,313,985
   67,000 Bristol-Myers Squibb Company ........................        1,721,900
   11,600 Johnson & Johnson ...................................          606,216
   25,500 Merck & Company Inc. ................................        1,291,320
   36,500 Mylan Laboratories Inc. .............................        1,144,275
   56,200 Schering-Plough Corporation .........................        1,382,520
                                                                    ------------
                                                                       7,460,216
                                                                    ------------
           Total Health Care ..................................        8,373,141
                                                                    ------------
  INDUSTRIALS - 7.7%
   CAPITAL GOODS - 7.7%
    31,800 Boeing Company .....................................        1,431,000
    19,300 Emerson Electric Company ...........................        1,032,743
     9,100 General Dynamics Corporation .......................          967,785
    34,500 General Electric Company ...........................        1,002,225
    41,900 Genuine Parts Company ..............................        1,461,053
    49,400 Honeywell International Inc. .......................        1,740,362
   123,700 Tyco International Ltd. ............................        1,671,187
                                                                    ------------
           Total Industrials ..................................        9,306,355
                                                                    ------------


                       See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2002 (UNAUDITED)



SHARES                                                             VALUE
------                                                           -----------
COMMON STOCKS (continued)
   INFORMATION TECHNOLOGY - 7.6%
    COMMUNICATIONS EQUIPMENT - 1.4%
  115,000  Motorola Inc. ....................................... $ 1,658,300
                                                                 -----------
    COMPUTERS & PERIPHERALS - 1.7%
   55,300  Hewlett-Packard Company .............................     844,984
   16,000  International Business Machines Corporation .........   1,152,000
                                                                 -----------
                                                                   1,996,984
                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
   72,000  Diebold Inc. ........................................   2,681,280
                                                                 -----------
    IT CONSULTING & SERVICES - 1.0%
   33,200  Electronic Data Systems Corporation .................   1,233,380
                                                                 -----------
    SOFTWARE - 1.3%
  102,000  Computer Associates International Inc. ..............   1,620,780
                                                                 -----------
          Total Information Technology .........................   9,190,724
                                                                 -----------
   MATERIALS - 2.4%
   29,200  Alcoa Inc. ..........................................     967,980
   25,000  Dow Chemical Company ................................     859,500
   11,700  E.I. Du Pont de Nemours & Company ...................     519,480
    9,500  PPG Industries, Inc. ................................     588,050
                                                                 -----------
          Total Materials ......................................   2,935,010
                                                                 -----------
   TELECOMMUNICATION SERVICES - 3.9%
   23,400  Alltel Corporation ..................................   1,099,800
   38,300  AT&T Corporation ....................................     409,810
   36,800  SBC Communications Inc. .............................   1,122,400
   52,000  Verizon Communications Inc. .........................   2,087,800
                                                                 -----------
          Total Telecommunication Services .....................   4,719,810
                                                                 -----------
   UTILITIES - 6.8%
   62,000  Duke Energy Corporation .............................   1,928,200
   87,000  El Paso Corporation .................................   1,793,070
   33,500  FPL Group, Inc. .....................................   2,009,665
   36,400  NiSource Inc. .......................................     794,612
   25,200  Pinnacle West Capital Corporation ...................     995,400
   26,600  Southern Company ....................................     728,840
                                                                 -----------
          Total Utilities ......................................   8,249,787
                                                                 -----------
          Total Common Stocks
          (Cost $89,351,642) ...................................  85,631,786
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS - 10.5%
   47,700  AMB Property Corporation ............................   1,478,700
   21,900  Apartment Investment & Management Company, Class A ..   1,077,480
   23,400  Arden Realty Inc. ...................................     665,730
   13,600  CarrAmerica Realty Corporation ......................     419,560
   28,800  Duke-Weeks Realty Corporation .......................     833,760
   57,400  Equity Office Properties Trust ......................   1,727,740
   61,600  Equity Residential Properties Trust ................. $ 1,771,000
   14,000  General Growth Properties Inc. ......................     714,000
   21,100  Health Care Property Investors Inc. .................     905,190
   25,500  Hospitality Properties Trust ........................     930,750
   20,100  Shurgard Storage Centers Inc., Class A ..............     697,470
   30,000  Simon Property Group Inc. ...........................   1,105,200
   21,900  Taubman Centers Inc. ................................     333,975
                                                                 -----------
               Total Real Estate Investment Trusts
               (Cost $10,832,918) ..............................  12,660,555
                                                                 -----------


PRINCIPAL
 AMOUNT
----------
CONVERTIBLE SECURITIES - 6.5%
    CONVERTIBLE BONDS AND NOTES - 6.5%
 $750,000  Adaptec Inc., Conv. Sub. Note,
            4.750% due 02/01/2004 ...............................    724,687
  600,000  Analog Devices, Inc., Conv. Sub. Note,
            4.750% due 10/01/2005 ...............................    576,000
  950,000  Cypress Semiconductor Corporation,
            Conv. Sub. Deb.,
            3.750% due 07/01/2005** .............................    814,625
  700,000  LSI Logic Corporation, Conv. Sub. Note,
            4.000% due 02/15/2005** .............................    596,750
1,500,000  Omnicare Inc., Conv. Bond,
            5.000% due 12/01/2007 ...............................  1,426,875
  850,000  RadiSys Corporation, Conv. Sub. Note,
            5.500% due 08/15/2007 ...............................    702,313
  700,000  Rational Software Corporation,
            Conv. Sub. Note,
            5.000% due 02/01/2007** .............................    574,875
1,750,000  TriQuint Semiconductor, Inc., Conv.
            Sub. Note,
            4.000% due 03/01/2007 ...............................  1,330,000
1,500,000  Vitesse Semiconductor Corporation,
            Conv. Sub. Deb.,
            4.000% due 03/15/2005** .............................  1,170,000
                                                                   ---------
                Total Convertible Bonds and Notes
                (Cost $7,641,210) ...............................  7,916,125
                                                                   ---------


SHARES
-------
  CONVERTIBLE PREFERRED STOCKS - 0.0% ***
    1,500  DECS Trust VI, Conv. Pfd.,
           6.250% due 08/16/2004 ...............................       1,757
      230  Global Crossing Holdings Ltd.,
           Conv. Pfd., (in arrears),
           6.375% due 11/05/2004+,++ ...........................           2
                                                                   ---------
           Total Convertible Preferred Stocks
           (Cost $116,656) .....................................       1,759
                                                                   ---------
           Total Convertible Securities
           (Cost $7,757,866) ...................................   7,917,884
                                                                   ---------



                       See Notes to Financial Statements.

EQUITY INCOME FUND

JUNE 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                        -----------
FIXED INCOME SECURITIES - 6.2%
  CORPORATE BONDS AND NOTES - 4.2%
$ 100,000  Aetna Inc., Company Guarantee,
            7.125% due 08/15/2006 ............................... $  107,907
  500,000  Aetna Inc., Sr. Note,
            7.875% due 03/01/2011 ...............................    527,487
  446,000  Bank of America Corporation, Sub. Note,
            7.800% due 02/15/2010 ...............................    499,819
   45,000  Baxter International Inc., Note,
            7.125% due 02/01/2007 ...............................     49,397
  300,000  CBS Corporation, Sr. Note,
            7.150% due 05/20/2005** .............................    320,083
   40,000  Cendant Corporation, Note,
            7.750% due 12/01/2003 ...............................     41,085
  500,000  Cox Enterprises, Inc., Note,
            7.875% due 09/15/2010++ .............................    474,533
1,000,000  Erac USA Finance Enterprise Company, Note,
            7.350% due 06/15/2008++ .............................  1,077,953
  500,000  Federated Department Stores Inc., Sr. Note,
            6.625% due 04/01/2011 ...............................    512,253
   50,000  HEALTHSOUTH Corporation, Sr. Note,
            6.875% due 06/15/2005 ...............................     49,891
  100,000  Merrill Lynch & Company Inc., Note,
            6.000% due 02/17/2009** .............................    101,818
  500,000  Qwest Capital Funding, Inc., Company Guarantee,
            7.900% due 08/15/2010++ .............................    285,000
  100,000  Raytheon Company, Note,
            6.150% due 11/01/2008 ...............................    102,776
1,000,000  TELUS Corporation, Note,
            8.000% due 06/01/2011 ...............................    832,400
  100,000  Texas-New Mexico Power Company, Sr. Note,
            6.250% due 01/15/2009 ...............................     93,927
                                                                  ----------
     Total Corporate Bonds and Notes
      (Cost $5,396,903) .........................................  5,076,329
                                                                  ----------
  U.S. TREASURY OBLIGATIONS - 1.1%
    U.S. TREASURY NOTES - 0.8%
  300,000  5.625% due 05/15/2008** ..............................    320,297
  380,000  6.500% due 05/15/2005** ..............................    412,630
  225,000  6.500% due 10/15/2006** ..............................    247,765
                                                                  ----------
                                                                     980,692
                                                                  ----------
    U.S. TREASURY BOND - 0.3%
  300,000  9.000% due 11/15/2018** ..............................    412,031
                                                                  ----------
     TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,294,419) .........................................  1,392,723
                                                                  ----------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.8%
$ 575,071  6.500% due 09/01/2030 ................................ $  587,856
  324,440  7.000% due 09/01/2030 ................................    336,522
                                                                  ----------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $868,820) ............................................    924,378
                                                                  ----------
  COLLATERALIZED MORTGAGE OBLIGATION (CMO)- 0.1%
   (Cost $121,930)
  121,140  Federal Home Loan Mortgage Corporation,
            Series 1638, Class K,
            6.500% due 03/15/2023 ...............................    128,152
                                                                  ----------
     Total Fixed Income Securities
      (Cost $7,682,072) .........................................  7,521,582
                                                                  ----------



 SHARES
 -------
WARRANTS - 0.0% ***
   (Cost $3)
      250  V2 Music Holdings PLC,
            Expires 04/15/2008+,++ ..............................          3
                                                                   ---------

PRINCIPAL
 AMOUNT
----------
REPURCHASE AGREEMENT - 6.2%
  (Cost $7,444,000)
$7,444,000 Agreement with Goldman Sachs
           Group, Inc., 1.810% dated
           06/28/2002, to be repurchased at
           $7,445,123 on 07/01/2002,
           collateralized by $4,774,939 U.S.
           Treasury Bond, 11.250% due
           02/15/2015
           (Market Value $7,611,948) ...........................   7,444,000
                                                                 -----------
TOTAL INVESTMENTS (Cost $123,068,501*) ............... 100.3%    121,175,810
OTHER ASSETS AND LIABILITIES (Net) ...................  (0.3)       (359,790)
                                                       ------    -----------
NET ASSETS ........................................... 100.0%    120,816,020
                                                       ======    ===========

--------------
  *  Aggregate cost for federal tax purposes.

 ** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $4,826,712 representing 4.0% of the total net assets of the Fund (Collateral Value $4,975,651) (note 7).

***  Amount represents less than 0.1% of total net assets.

  +  Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933.


                               GLOSSARY OF TERMS

ADR --  American Depository Receipt
(F) --  Foreign Shares


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

GROWTH & INCOME FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                              VALUE
------                                                           -----------
COMMON STOCKS - 97.0%
  CONSUMER DISCRETIONARY - 9.0%
    CONSUMER DURABLES & APPAREL - 1.3%

  144,000  Mattel, Inc. ........................................ $ 3,035,520
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE - 2.9%
  252,000  Carnival Corporation ................................   6,977,880
                                                                 -----------
    MEDIA - 3.8%
  121,000  Comcast Corporation, Special Class A+ ...............   2,884,640
  330,000  Liberty Media Corporation, Class A+ .................   3,300,000
   62,000  Viacom Inc., Class A+ ...............................   2,756,520
                                                                 -----------
                                                                   8,941,160
                                                                 -----------
    RETAILING - 1.0%
   61,000  Costco Wholesale Corporation+ .......................   2,355,820
                                                                 -----------
     Total Consumer Discretionary ..............................  21,310,380
                                                                 -----------
  CONSUMER STAPLES - 11.0%
    FOOD & DRUG RETAILING - 3.5%
  420,500  Kroger Company+ .....................................   8,367,950
                                                                 -----------
    FOOD, BEVERAGE & TOBACCO - 1.2%
   57,000  PepsiCo Inc. ........................................   2,747,400
                                                                 -----------
    HOUSEHOLD & PERSONAL PRODUCTS - 6.3%
  108,000  Avon Products Inc. ..................................   5,641,920
   69,000  Kimberly-Clark Corporation ..........................   4,278,000
   55,000  Procter & Gamble Company ............................   4,911,500
                                                                 -----------
                                                                  14,831,420
                                                                 -----------
        Total Consumer Staples .................................  25,946,770
                                                                 -----------
  ENERGY - 8.5%
   90,000  BP Amoco PLC, Sponsored ADR .........................   4,544,100
  102,000  Exxon Mobil Corporation .............................   4,173,840
   93,000  Royal Dutch Petroleum Company (F) ...................   5,140,110
   50,000  Schlumberger Ltd. ...................................   2,325,000
  106,000  Unocal Corporation ..................................   3,915,640
                                                                 -----------
     Total Energy ..............................................  20,098,690
                                                                 -----------
  FINANCIALS - 23.8%
    BANKS - 11.1%
   82,000  Bank of America Corporation .........................   5,769,520
  131,000  FleetBoston Financial Corporation ...................   4,237,850
   81,000  PNC Financial Services Group ........................   4,234,680
  152,000  Wachovia Corporation ................................   5,803,360
  123,000  Wells Fargo & Company ...............................   6,157,380
                                                                 -----------
                                                                  26,202,790
                                                                 -----------
    DIVERSIFIED FINANCIALS - 8.3%
  139,000  Citigroup Inc. ......................................   5,386,250
  113,000  Freddie Mac .........................................   6,915,600
  219,000  J.P. Morgan Chase & Company .........................   7,428,480
                                                                 -----------
                                                                  19,730,330
                                                                 -----------
    INSURANCE - 4.4%
  162,000  Allstate Corporation ................................ $ 5,990,760
   63,000  American International Group Inc. ...................   4,298,490
                                                                 -----------
                                                                  10,289,250
                                                                 -----------
     Total Financials ..........................................  56,222,370
                                                                 -----------
  HEALTH CARE - 13.3%
    HEALTH CARE EQUIPMENT & SERVICES - 3.6%
   72,000  Cardinal Health Inc. ................................   4,421,520
  137,000  Guidant Corporation+ ................................   4,141,510
                                                                 -----------
                                                                   8,563,030
                                                                 -----------
    PHARMACEUTICALS & BIOTECHNOLOGY - 9.7%
  106,000  Bristol-Myers Squibb Company ........................   2,724,200
   62,000  Johnson & Johnson ...................................   3,240,120
   62,000  Merck & Company Inc. ................................   3,139,680
  237,000  Mylan Laboratories Inc. .............................   7,429,950
   60,000  Pfizer Inc. .........................................   2,100,000
  168,000  Schering-Plough Corporation .........................   4,132,800
                                                                 -----------
                                                                  22,766,750
                                                                 -----------
     Total Health Care .........................................  31,329,780
                                                                 -----------
  INDUSTRIALS - 10.4%
    CAPITAL GOODS - 8.6%
  148,000  Boeing Company ......................................   6,660,000
   69,000  General Electric Company ............................   2,004,450
  196,000  Honeywell International Inc. ........................   6,905,080
  358,000  Tyco International Ltd. .............................   4,836,580
                                                                 -----------
                                                                  20,406,110
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES - 1.8%
  114,000  First Data Corporation ..............................   4,240,800
                                                                 -----------
     Total Industrials .........................................  24,646,910
                                                                 -----------
  INFORMATION TECHNOLOGY - 11.4%
    COMMUNICATIONS EQUIPMENT - 2.3%
  372,000  Motorola Inc. .......................................   5,364,240
                                                                 -----------
    COMPUTERS & PERIPHERALS - 2.8%
  128,000  Hewlett-Packard Company .............................   1,955,840
   65,000  International Business Machines Corporation .........   4,680,000
                                                                 -----------
                                                                   6,635,840
                                                                 -----------
    SOFTWARE - 6.3%
  340,000  BMC Software Inc.+ ..................................   5,644,000
  288,000  Computer Associates International Inc. ..............   4,576,320
   86,000  Microsoft Corporation+ ..............................   4,704,200
                                                                 -----------
                                                                  14,924,520
                                                                 -----------
     Total Information Technology ..............................  26,924,600
                                                                 -----------

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                              VALUE
------                                                          ------------
COMMON STOCKS (continued)
  TELECOMMUNICATION SERVICES - 4.2%
  169,000  AT&T Corporation ....................................  $1,808,300
  155,000  SBC Communications Inc. .............................   4,727,500
   82,000  Verizon Communications Inc. .........................   3,292,300
                                                                 -----------
        Total Telecommunication Services .......................   9,828,100

  UTILITIES - 5.4%
  108,000  Duke Energy Corporation .............................   3,358,800
   71,000  FPL Group, Inc. .....................................   4,259,290
  125,000  NiSource Inc. .......................................   2,728,750
   62,000  Pinnacle West Capital Corporation ...................   2,449,000
                                                                 -----------
        Total Utilities ........................................  12,795,840
                                                                 -----------
        Total Common Stocks
        (Cost $222,914,507) .................................... 229,103,440
                                                                 -----------

PRINCIPAL
 AMOUNT                                                            VALUE
---------                                                       ------------
REPURCHASE AGREEMENT - 3.0%
        (Cost $7,236,000)
$ 7,236,000   Agreement with Goldman Sachs
              Group, Inc., 1.810% dated
              06/28/2002, to be repurchased at
              $7,237,091 on 07/01/2002,
              collateralized by $4,641,518 U.S.
              Treasury Bond, 11.250% due
              02/15/2015
              (Market Value $7,399,255) ........................  $7,236,000
                                                                 ------------
TOTAL INVESTMENTS (Cost $230,150,507*) ............ 100.0%       236,339,440
OTHER ASSETS AND LIABILITIES (Net) ................   0.0            (65,286)
                                                    -----       ------------
NET ASSETS ........................................ 100.0%      $236,274,154
                                                    =====       ============

-------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.

           GLOSSARY OF TERMS
ADR -- American Depository Receipt
(F) -- Foreign Shares

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

WEST COAST EQUITY FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                              VALUE
------                                                          ------------
COMMON  STOCKS - 93.3%
  CONSUMER DISCRETIONARY - 19.2%
   AUTOMOBILES & COMPONENTS - 4.0%
  119,062  Monaco Coach Corporation+ ...........................  $2,536,021
   15,000  Superior Industries International, Inc. .............     693,750
                                                                ------------
                                                                   3,229,771
                                                                ------------
   CONSUMER DURABLES & APPAREL - 3.3%
   15,624  Columbia Sportswear Company+ ........................     499,952
   56,745  Cutter & Buck Inc.+ .................................     334,285
   41,800  Mattel, Inc. ........................................     881,144
   18,225  Nike Inc., Class B ..................................     977,771
                                                                ------------
                                                                   2,693,152
                                                                ------------
   HOTELS, RESTAURANTS & LEISURE - 2.3%
   35,270  Starbucks Corporation+ ..............................     876,459
  135,860  WestCoast Hospitality Corporation+ ..................     934,717
                                                                ------------
                                                                   1,811,176
                                                                ------------
   MEDIA - 3.1%
   50,000  Getty Images Inc.+ ..................................   1,088,500
   13,300  Knight-Ridder, Inc. .................................     837,235
   16,900  Univision Communications Inc.+ ......................     530,660
                                                                ------------
                                                                   2,456,395
                                                                ------------
   RETAILING - 6.5%
  106,285  Building Materials Holding Corporation+ .............   1,527,316
   34,420  Costco Wholesale Corporation+ .......................   1,329,300
  114,000  Hollywood Entertainment Corporation+ ................   2,357,520
                                                                ------------
                                                                   5,214,136
                                                                ------------
        Total Consumer Discretionary ...........................  15,404,630
                                                                ------------
  CONSUMER STAPLES - 2.9%
    FOOD & DRUG RETAILING - 2.9%
  116,790  Kroger Company+ .....................................   2,324,121

  ENERGY  - 2.4%
   14,900  ChevronTexaco Corporation ...........................   1,318,650
   16,900  Nabors Industries Ltd.+ .............................     596,570
                                                                ------------
        Total Energy ...........................................   1,915,220
                                                                ------------
  FINANCIALS - 20.4%
    BANKS   - 16.4%
   32,450  Bank of America Corporation .........................   2,283,182
   38,200  Banner Corporation ..................................     945,450
   17,500  Greater Bay Bancorp .................................     538,300
   30,800  KeyCorp .............................................     840,840
   59,400  Pacific Northwest Bancorp ...........................   1,860,408
  116,000  U.S. Bancorp ........................................   2,708,600
   85,887  Washington Federal Inc. .............................   2,169,506
   36,400  Wells Fargo & Company ...............................   1,822,184
                                                                ------------
                                                                  13,168,470
                                                                ------------

   DIVERSIFIED FINANCIALS - 1.0%
   69,100  Charles Schwab Corporation ..........................    $773,920
                                                                ------------
   INSURANCE - 3.0%
   17,100 RenaissanceRe Holdings  Ltd. .........................     625,860
   32,300 StanCorp Financial Group Inc. ........................   1,792,650
                                                                ------------
                                                                   2,418,510
                                                                ------------

        Total Financials .......................................  16,360,900
                                                                ------------
  HEALTH CARE - 6.8%
     HEALTH CARE EQUIPMENT & SERVICES - 4.2%
   35,080  Health Net Inc.+ ....................................     939,091
  191,900  Orasure Technologies Inc.+ ..........................   1,247,350
   83,225  SonoSite Inc.+ ......................................   1,200,937
                                                                ------------
                                                                   3,387,378
                                                                ------------

    PHARMACEUTICALS & BIOTECHNOLOGY - 2.6%
  133,055  Corixa Corporation+ .................................     911,427
   23,000  Dendreon Corporation+ ...............................      48,530
   48,025  Eden Bioscience Corporation+ ........................      95,570
    6,000  Genentech, Inc.+ ....................................     201,000
   31,755  ICOS Corporation+ ...................................     538,565
   13,880  Immunex Corporation+ ................................     310,079
                                                                ------------
                                                                   2,105,171
                                                                ------------
        Total Health Care ......................................   5,492,549
                                                                ------------
  INDUSTRIALS - 15.6%
    CAPITAL GOODS - 12.2%
   59,711  Boeing Company ......................................   2,686,995
   55,800  Electro Scientific Industries Inc.+ .................   1,355,940
   99,870  Greenbrier Companies Inc. ...........................     729,051
    6,200  Northrop Grumman Corporation ........................     775,000
   57,967  PACCAR Inc. .........................................   2,573,155
   31,800  Precision Castparts Corporation .....................   1,049,400
    4,500  Simpson Manufacturing+ ..............................     257,085
   15,000  Tredegar Corporation ................................     362,250
                                                                ------------
                                                                   9,788,876
                                                                ------------


   COMMERCIAL SERVICES & SUPPLIES - 1.0%
   35,300  Robert Half International Inc.+ .....................     822,490
                                                                ------------
   TRANSPORTATION  - 2.4%
   14,660  Alaska Air Group Inc.+ ..............................     382,626
   46,000  Expeditors International of Washington Inc. .........   1,525,360
                                                                ------------
                                                                   1,907,986
                                                                ------------
        Total Industrials ......................................  12,519,352
                                                                ------------


                       See Notes to Financial Statements.

WEST COAST EQUITY FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                             VALUE
------                                                          ------------
COMMON  STOCKS (continued)
  INFORMATION TECHNOLOGY - 17.7%
   COMMUNICATIONS EQUIPMENT - 0.1%
    7,169  Avocent Corporation+ ................................$    114,130
                                                                ------------
   COMPUTERS & PERIPHERALS - 3.4%
  124,700  Advanced Digital Information Corporation+ ...........   1,051,221
   25,000  Hewlett-Packard Company .............................     382,000
  113,300  InFocus Corporation+ ................................   1,334,674
                                                                ------------
                                                                   2,767,895
                                                                ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
   64,990  Microvision Inc.+ ...................................     339,898
   54,020  Tektronix Inc.+ .....................................   1,010,714
                                                                ------------
                                                                   1,350,612
                                                                ------------

   INTERNET SOFTWARE & SERVICES - 1.1%
  331,000  Primus Knowledge Solutions Inc.+ ....................     264,734
  120,600  WatchGuard Technologies, Inc.+ ......................     619,884
                                                                ------------
                                                                     884,618
                                                                ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 7.3%
   10,225  Applied Materials, Inc.+ ............................     194,480
   39,500  Atmel Corporation+ ..................................     247,270
   51,600  Credence Systems Corporation+ .......................     916,932
   64,890  FEI Company+ ........................................   1,590,454
   24,430  Intel Corporation ...................................     446,336
    5,800  KLA-Tencor Corporation+ .............................     255,142
   64,880  Lattice Semiconductor Corporation+ ..................     563,807
   10,920  Micron Technology Inc.+ .............................     220,802
  118,700  Pixelworks Inc.+ ....................................     995,893
   25,900  Semitool Inc.+ ......................................     211,344
   30,000  TriQuint Semiconductor Inc.+ ........................     192,300
                                                                ------------
                                                                   5,834,760
                                                                ------------

   SOFTWARE - 4.1%
  150,400  BSQUARE Corporation+ ................................     339,904
   22,065  Microsoft Corporation+ ..............................   1,206,955
  271,850  ONYX Software Corporation+ ..........................     918,853
   63,690  RadiSys Corporation+ ................................     740,715
    7,600  Rational Software Corporation+ ......................      62,396
                                                                ------------
                                                                   3,268,823
                                                                ------------
        Total Information Technology ...........................  14,220,838
                                                                ------------
  MATERIALS - 7.5%
  207,600  Louisiana-Pacific Corporation .......................   2,198,484
  185,050  Oregon Steel Mills Inc.+ ............................   1,110,300
   49,110  Schnitzer Steel Industries Inc., Class A ............   1,096,135
   24,635  Weyerhaeuser Company ................................   1,572,945
                                                                ------------
        Total Materials ........................................   5,977,864
                                                                ------------


   TELECOMMUNICATION SERVICES - 0.8%
   46,350  Metro One Telecommunications Inc.+ ..................$    647,046
                                                                ------------
           Total Common Stocks
           (Cost $75,852,118) ..................................  74,862,520
                                                                ------------
  REAL ESTATE  INVESTMENT TRUSTS - 3.1%
   52,400  Plum Creek Timber Company Inc., Class A .............   1,608,680
   26,000  Shurgard Storage Centers Inc., Class A ..............     902,200
                                                                ------------

           Total Real Estate Investment Trusts
           (Cost $2,134,063) ...................................   2,510,880
                                                                ------------


PRINCIPAL
AMOUNT
----------

REPURCHASE AGREEMENT - 3.7%
   (Cost $2,975,000)
$2,975,000 Agreement with Goldman Sachs
           Group, Inc., 1.810% dated
           06/28/2002, to be repurchased at
           $2,975,449 on 07/01/2002,
           collateralized by $1,908,308 U.S.
           Treasury Bond, 11.250% due
           02/15/2015
           (Market Value $3,042,120) ...........................   2,975,000
                                                                ------------
TOTAL INVESTMENTS (Cost $80,961,181*) ........100.1% ...........  80,348,400
OTHER ASSETS AND LIABILITIES (Net) ........... (0.1) ...........     (93,971)
                                              -------           ------------
NET ASSETS ...................................100.0%            $ 80,254,429
                                              -------           ------------

-----------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

GROWTH FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                              VALUE
------                                                          ------------
COMMON  STOCKS - 90.5%
  CONSUMER DISCRETIONARY - 24.0%
   AUTOMOBILES & COMPONENTS - 0.4%
   13,600  Harley-Davidson, Inc. ...............................$    697,272
                                                                ------------
   CONSUMER DURABLES & APPAREL - 0.9%
   11,500  Ethan Allen Interiors Inc. ..........................     400,775
   22,400  Mattel, Inc. ........................................     472,192
    5,800  Nike Inc., Class B ..................................     311,170
    3,765  Stanley Works .......................................     154,403
                                                                ------------
                                                                   1,338,540
                                                                ------------
   HOTELS, RESTAURANTS & LEISURE - 2.4%
   17,700  Brinker International, Inc.+ ........................     561,975
   61,800  Carnival Corporation ................................   1,711,242
    3,100  Mandalay Resort Group+ ..............................      85,467
   53,800  Royal Caribbean Cruises Ltd. ........................   1,049,100
    6,500  Ruby Tuesday, Inc. ..................................     126,100
    3,800  Starwood Hotels & Resorts Worldwide Inc. ............     124,982
                                                                ------------
                                                                   3,658,866
                                                                ------------
   MEDIA - 12.9%
  152,352  AOL Time Warner Inc.+ ...............................   2,241,098
   39,815  Cablevision Systems Corporation-
            New York Group, Class A+** .........................     376,650
   17,907  Cablevision Systems Corporation-
             Rainbow Media Group+ ..............................     156,686
   23,670  Charter Communications Inc., Class A+ ...............      96,574
   45,955  Clear Channel Communications, Inc.+ .................   1,471,479
  144,785  Comcast Corporation, Special Class A+ ...............   3,451,674
   17,885  Cox Communications Inc., Class A+ ...................     492,732
    7,540  EchoStar Communications Corporation, Class A+ .......     139,942
   22,800  Fox Entertainment Group, Inc., Class A+ .............     495,900
   15,200  Hispanic Broadcasting Corporation+ ..................     396,720
  163,440  Liberty Media Corporation, Class A+ .................   1,634,400
      425  Lin TV Corporation, Class A+ ........................      11,492
   27,400  McGraw-Hill Companies, Inc. .........................   1,635,780
    5,400  New York Times Company, Class A .....................     278,100
   41,400  News Corporation Ltd., Sponsored ADR ................     949,302
   13,500  Omnicom Group Inc. ..................................     618,300
    7,645  TMP Worldwide Inc.+ .................................     164,367
   13,200  Univision Communications Inc.+** ....................     414,480
   16,070  USA Networks, Inc.+ .................................     376,842
  101,740  Viacom Inc., Class B+ ...............................   4,514,204
                                                                ------------
                                                                  19,916,722
                                                                ------------
   RETAILING - 7.4%
   35,500  Amazon.com Inc.+ ....................................     576,875
    7,200  Autonation, Inc.+ ...................................     104,400
    4,200  AutoZone, Inc.+ .....................................     324,660
    8,850  Bed Bath & Beyond Inc.+ .............................     333,999
    2,850  Best Buy Company, Inc.+ .............................     103,455
    3,600  BJ's Wholesale Club, Inc.+ ..........................     138,600
   18,050  Circuit City Stores Inc.-Circuit City Group .........     338,437
   20,000  Costco Wholesale Corporation+ .......................$    772,400
   14,650  Dollar Tree Stores, Inc.+ ...........................     577,356
    8,445  eBay Inc.+ ..........................................     520,381
   68,700  Gap, Inc.** .........................................     975,540
   15,830  Home Depot Inc. .....................................     581,436
   18,350  Kohl's Corporation+ .................................   1,285,968
   28,400  Limited, Inc. .......................................     604,920
    6,600  Lowe's Companies, Inc. ..............................     299,640
   12,200  Sears, Roebuck & Company ............................     662,460
   24,900  Target Corporation ..................................     948,690
   15,620  Tiffany & Company ...................................     549,824
    5,300  TJX Companies, Inc. .................................     103,933
    6,200  Valuevision Media Inc., Class A+ ....................     112,530
   19,950  Wal-Mart Stores Inc. ................................   1,097,450
    7,900  Walgreen Company ....................................     305,177
                                                                ------------
                                                                  11,318,131
                                                                ------------
        Total Consumer Discretionary ...........................  36,929,531
                                                                ------------

  CONSUMER STAPLES - 6.1%
    FOOD & DRUG RETAILING - 1.0%
   23,800  Kroger Company+ .....................................     473,620
    9,500  Rite Aid Corporation+ ...............................      22,325
   24,600  Safeway, Inc.+ ......................................     718,074
   10,700  Sysco Corporation ...................................     291,254
                                                                ------------
                                                                   1,505,273
                                                                ------------
    FOOD, BEVERAGE & TOBACCO - 4.4%
   37,300  Anheuser-Busch Companies, Inc. ......................   1,865,000
   10,700  Coca-Cola Company ...................................     599,200
   12,300  Coca-Cola Enterprises Inc. ..........................     271,584
   17,400  Dean Foods Company+ .................................     649,020
    4,500  Diageo PLC, Sponsored ADR ...........................     232,425
   13,700  General Mills, Inc. .................................     603,896
    5,950  Kraft Foods Inc., Class A ...........................     243,652
    4,700  Pepsi Bottling Group, Inc. ..........................     144,760
   38,400  PepsiCo Inc. ........................................   1,850,880
    8,150  UST Inc. ............................................     277,100
                                                                ------------
                                                                   6,737,517
                                                                ------------
    HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
    2,400  Alberto-Culver Company, Class B .....................     114,720
   12,650  Estee Lauder Companies Inc., Class A** ..............     445,280
   17,700  Gillette Company ....................................     599,499
                                                                ------------
                                                                   1,159,499
                                                                ------------
        Total Consumer Staples .................................   9,402,289
                                                                ------------
  ENERGY - 5.9%
   13,600  Amerada Hess Corporation ............................   1,122,000
    1,700  Anadarko Petroleum Corporation ......................      83,810
   41,855  BJ Services Company+ ................................   1,418,048
    1,500  ChevronTexaco Corporation ...........................     132,750
   19,000  Encana Corporation ..................................     583,408
   42,400  Exxon Mobil Corporation .............................   1,735,008
    2,400  GlobalSantaFe Corporation ...........................      65,640

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS (continued))

GROWTH FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                               VALUE
------                                                          ------------
COMMON  STOCKS (CONTINUED)
    ENERGY  (CONTINUED)
   16,100  Halliburton Company .................................$    256,634
    2,285  Murphy Oil Corporation ..............................     188,513
   14,300  Noble Drilling Corporation+ .........................     551,980
    2,590  Patterson-UTI Energy, Inc.+ .........................      73,116
   15,705  Petroleo Brasileiro SA, ADR .........................     296,196
   13,400  Rowan Companies, Inc. ...............................     287,430
    7,260  Smith International Inc.+ ...........................     495,059
   10,500  Suncor Energy, Inc. .................................     187,530
   18,500  TotalFinaElf SA, Sponsored ADR ......................   1,496,650
    7,800  Varco International, Inc.+ ..........................     136,812
                                                                ------------
        Total Energy ...........................................   9,110,584
                                                                ------------
    FINANCIALS - 13.9%
      BANKS - 1.6%
   11,500  Bank of America Corporation .........................     809,140
   29,300  Bank One Corporation ................................   1,127,464
    8,025  Fifth Third Bancorp .................................     534,866
                                                                ------------
                                                                   2,471,470
                                                                ------------
      DIVERSIFIED FINANCIALS - 9.0%
   23,000  American Express Company ............................     835,360
    6,300  Capital One Financial Corporation ...................     384,615
   51,200  Charles Schwab Corporation ..........................     573,440
   81,921  Citigroup Inc. ......................................   3,174,439
   31,820  E*TRADE Group Inc.+ .................................     173,737
   23,750  Fannie Mae ..........................................   1,751,562
    3,100  Franklin Resources, Inc. ............................     132,184
   28,300  Freddie Mac .........................................   1,731,960
   17,950  Goldman Sachs Group, Inc. ...........................   1,316,633
    6,005  Household International, Inc. .......................     298,449
   32,100  J.P. Morgan Chase & Company .........................   1,088,832
    9,500  MBNA Corporation ....................................     314,165
   13,600  Merrill Lynch & Company Inc. ........................     550,800
   29,500  Morgan Stanley Dean Witter & Company ................   1,270,860
    1,850  SLM Corporation .....................................     179,265
                                                                ------------
                                                                  13,776,301
                                                                ------------
      INSURANCE - 3.3%
   18,210  AFLAC Inc. ..........................................     582,720
   16,045  Allstate Corporation ................................     593,344
   28,450  American International Group Inc. ...................   1,941,143
      435  Berkshire Hathaway, Class B+ ........................     971,790
    3,700  Everest Re Group Ltd. ...............................     207,015
    7,500  St. Paul Companies, Inc. ............................     291,900
    6,075  XL Capital Ltd., Class A ............................     514,553
                                                                ------------
                                                                   5,102,465
                                                                ------------
        Total Financials .......................................  21,350,236
                                                                ------------


  HEALTH  CARE - 14.3%
    HEALTH  CARE EQUIPMENT & SERVICES - 6.4%
    7,660  AmerisourceBergen Corporation .......................$    582,160
   15,950  Anthem, Inc.+ .......................................   1,076,306
   26,400  Applera Corporation-Applied Biosystems Group ........     514,536
   17,300  Baxter International Inc. ...........................     768,985
    6,130  Cardinal Health Inc. ................................     376,443
   22,900  Caremark Rx, Inc.+ ..................................     377,850
    3,925  CIGNA Corporation ...................................     382,373
   18,600  Covance Inc.+ .......................................     348,750
    9,535  Guidant Corporation+ ................................     288,243
   15,100  Humana, Inc.+ .......................................     236,013
   24,170  Laboratory Corporation of America
            Holdings + ..........................................  1,103,361
   33,840  McKesson Corporation ................................   1,106,568
   11,100  Medtronic Inc. .......................................    475,635
    9,200  Oxford Health Plans, Inc.+ ..........................     427,432
    6,700  Stryker Corporation ................................      358,517
   14,290  Tenet Healthcare Corporation+ .......................   1,022,450
    5,020  UnitedHealth Group Inc. .............................     459,581
                                                                ------------
                                                                   9,905,203
                                                                ------------

    PHARMACEUTICALS & BIOTECHNOLOGY - 7.9%
   25,250  Abbott Laboratories .................................     950,662
   13,600  Amgen, Inc.+ ........................................     569,568
    6,220  Forest Laboratories, Inc.+ ..........................     440,376
    3,630  Genentech, Inc.+ ....................................     121,605
   20,400  Genzyme Corporation-General Division+ ...............     392,496
    9,500  IDEC Pharmaceuticals Corporation+ ...................     336,775
   28,900  Johnson & Johnson ...................................   1,510,314
   13,050  Medimmune, Inc.+ ....................................     344,520
    7,345  Millennium Pharmaceuticals Inc.+ ....................      89,242
   22,800  Perrigo Company+ ....................................     296,400
  127,800  Pfizer Inc. .........................................   4,473,000
   17,300  Pharmacia Corporation ...............................     647,885
   13,495  Schering-Plough Corporation .........................     331,977
   20,500  Serono SA, ADR ......................................     334,150
    3,200  Teva Pharmaceutical Industries
             Ltd., Sponsored ADR ...............................     213,696
   20,430  Wyeth ...............................................   1,046,016
                                                                ------------
                                                                  12,098,682
                                                                ------------
        Total Health Care ......................................  22,003,885
                                                                ------------

  INDUSTRIALS - 6.3%
    CAPITAL GOODS - 4.0%
    1,300  3M Company ..........................................     159,900
    4,800  Boeing Company ......................................     216,000
    6,200  Dover Corporation ...................................     217,000
    1,900  Eaton Corporation ...................................     138,225
      640  General Dynamics Corporation ........................      68,064
   34,450  General Electric Company ............................   1,000,772
   46,005  Honeywell International Inc. ........................   1,620,756

                       See Notes to Financial Statements.

GROWTH FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                              VALUE
------                                                           -----------
COMMON STOCKS (continued)
  INDUSTRIALS (CONTINUED)
    CAPITAL GOODS (CONTINUED)
   12,800  Ingersoll-Rand Company, Class A ..................... $   584,448
    5,800  Northrop Grumman Corporation ........................     725,000
   22,515  Raytheon Company ....................................     917,486
   39,550  Tyco International Ltd. .............................     534,321
                                                                 -----------
                                                                   6,181,972
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES - 2.1%
    8,100  Automatic Data Processing, Inc. .....................     352,755
   10,050  Cendant Corporation+ ................................     159,594
   24,700  Concord EFS, Inc.+ ..................................     744,458
   23,000  First Data Corporation ..............................     855,600
    5,000  Paychex, Inc. .......................................     156,450
   37,000  Waste Management Inc. ...............................     963,850
                                                                 -----------
                                                                   3,232,707
                                                                 -----------
    TRANSPORTATION  - 0.2%
   11,700  Canadian Pacific Railway Ltd. .......................     289,329
                                                                 -----------
        Total Industrials ......................................   9,704,008
                                                                 -----------
  INFORMATION TECHNOLOGY - 15.4%
    COMMUNICATIONS EQUIPMENT - 1.6%
   13,400  Adaptec, Inc.+ ......................................     105,726
    8,805  Brocade Communications Systems Inc.+ ................     153,911
  106,500  Cisco Systems Inc.+ .................................   1,485,675
   22,500  Extreme Networks, Inc.+ .............................     219,825
   79,000  Lucent Technologies Inc.+ ...........................     131,140
    5,300  Motorola Inc. .......................................      76,426
   11,000  QUALCOMM Inc.+ ......................................     302,390
   30,200  Telefonaktiebolaget LM Ericsson,
            Sponsored ADR+ .....................................      43,488
                                                                 -----------
                                                                   2,518,581
                                                                 -----------
  COMPUTERS & PERIPHERALS - 0.5%
   12,000  Apple Computer, Inc.+ ...............................     212,640
   17,700  Dell Computer Corporation+ ..........................     462,678
   24,300  Sun Microsystems, Inc.+ .............................     121,743
                                                                 -----------
                                                                     797,061
                                                                 -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
   28,810  Celestica Inc.+ .....................................     654,275
   64,795  Flextronics International Ltd.+ .....................     461,989
    9,800  Mettler-Toledo International, Inc.+ .................     361,326
    5,400  Millipore Corporation ...............................     172,692
    8,300  PerkinElmer, Inc. ...................................      91,715
   71,700  Sanmina-SCI Corporation+ ............................     452,427
   32,600  Vishay Intertechnology, Inc.+ .......................     717,200
                                                                 -----------
                                                                   2,911,624
                                                                 -----------
    INTERNET SOFTWARE & SERVICES - 0.2%
    8,600  BEA Systems, Inc.+ ..................................      81,786
   12,700  Check Point Software Technologies Ltd.+ .............     172,212
                                                                 -----------
                                                                     253,998
                                                                 -----------
    IT CONSULTING & SERVICES - 0.6%
   34,335  Accenture Ltd.+ ..................................... $   652,365
    6,460  Electronic Data Systems Corporation .................     239,989
                                                                 -----------
                                                                     892,354
                                                                 -----------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.6%
   17,955  Analog Devices Inc.+ ................................     533,263
    4,800  Applied Materials, Inc.+ ............................      91,296
   12,935  ASML Holding NV (F)+ ................................     195,577
   13,950  Atmel Corporation+ ..................................      87,327
   35,900  Cypress Semiconductor Corporation+ ..................     544,962
   87,500  Intel Corporation ...................................   1,598,625
   17,400  International Rectifier Corporation+ ................     507,210
    5,600  Microchip Technology Inc.+ ..........................     153,608
   37,600  Micron Technology Inc.+** ...........................     760,272
   36,215  National Semiconductor Corporation+ .................   1,056,392
    2,300  Novellus System, Inc.+ ..............................      78,200
   32,500  RF Micro Devices, Inc.+ .............................     247,650
    2,000  Samsung Electronics Company Ltd.,
            GDR++ ..............................................     273,492
   24,970  Taiwan Semiconductor Manufacturing
           Company Ltd., Sponsored ADR .........................     324,610
   18,100  Texas Instruments Inc. ..............................     428,970
   20,500  United Microelectronics Corporation, ADR+ ...........     150,675
   33,000  Vitesse Semiconductor Corporation+ ..................     102,630
                                                                 -----------
                                                                   7,134,759
                                                                 -----------
    SOFTWARE - 6.0%
    7,450  Adobe Systems Inc. ..................................     212,325
   29,300  Cadence Design Systems, Inc.+ .......................     472,316
   33,135  Electronic Arts Inc.+ ...............................   2,188,567
    4,650  Intuit Inc.+ ........................................     231,198
   90,200  Microsoft Corporation+ ..............................   4,933,940
   19,800  PeopleSoft Inc.+ ....................................     294,624
   13,450  Rational Software Corporation+ ......................     110,424
    1,800  Reynolds and Reynolds Company, Class A ..............      50,310
   13,100  SAP AG, Sponsored ADR ...............................     318,199
    4,700  Siebel Systems, Inc.+ ...............................      66,834
   14,900  VERITAS Software Corporation+ .......................     294,871
                                                                 -----------
                                                                   9,173,608
                                                                 -----------
        Total Information Technology ...........................  23,681,985
                                                                 -----------
    MATERIALS - 1.7%
   10,200  Air Products & Chemicals, Inc. ......................     514,794
    1,700  Bowater Inc. ........................................      92,429
   13,400  International Flavors & Fragrances, Inc. ............     435,366
   16,000  International Paper Company .........................     697,280
   13,200  Praxair, Inc. .......................................     752,004
    1,500  Temple-Inland Inc. ..................................     86,790
                                                                 -----------
        Total Materials ........................................   2,578,663
                                                                 -----------

                       See Notes to Financial Statements.

GROWTH FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                             VALUE
------                                                          ------------
COMMON STOCKS (CONTINUED)
    TELECOMMUNICATION SERVICES - 1.7%
  150,854  Nokia Oyj, Sponsored ADR .........................   $  2,184,366
    6,700  Sprint Corporation-FON Group .....................         71,087
    6,900  Sprint Corporation-PCS Group+ ....................         30,843
   19,500  Vodafone Group PLC, Sponsored ADR ................        266,175
    5,000  WorldCom Inc.-WorldCom Group+*** .................            450
                                                                ------------
           Total Telecommunication Services .................      2,552,921
                                                                ------------
    UTILITIES - 1.2%
   30,400  Duke Energy Corporation ..........................        945,440
   39,600  El Paso Corporation ..............................        816,156
    2,700  Philadelphia Suburban Corporation ................         54,540
    9,500  Williams Companies, Inc. .........................         56,905
                                                                ------------
           Total Utilities ..................................      1,873,041
                                                                ------------
           Total Common Stocks
             (Cost $159,452,473) ............................    139,187,143
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
    8,000  Boston Properties, Inc. ..........................        319,600
   44,000  Host Marriott Corporation ........................        497,200
                                                                ------------
           Total Real Estate Investment Trusts
             (Cost $800,484) ................................        816,800
                                                                ------------

INVESTMENT COMPANY SECURITIES - 0.4%
    2,027  iShares Russell 2000 Index Fund ..................        183,748
   14,200  Nasdaq-100 Index Tracking Stock+ .................        370,620
                                                                ------------
           Total Investment Company Securities
             (Cost $590,873) ................................        554,368
                                                                ------------

PREFERRED STOCK - 0.2%
 (Cost $343,467)
   14,600  News Corporation Ltd., Sponsored ADR .............        288,350
                                                                ------------

PRINCIPAL
 AMOUNT
----------
CONVERTIBLE NOTES - 0.1%
 $220,000  Juniper Networks Inc., Conv. Sub. Note,
             4.750% due 03/15/2007 ............................        135,850
  100,000  ONI Systems Corporation, Conv. Sub. Note,
             5.000% due 10/15/2005 ............................         68,250
                                                                  ------------
           Total Convertible Notes
             (Cost $245,795) ..................................        204,100
                                                                  ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 1.4%
  (Cost $2,100,000)
     FEDERAL HOME LOAN BANK (FHLB) - 1.4%
2,100,000  1.900% due 07/01/2002+++ ...........................      2,100,000
                                                                  ------------

COMMERCIAL PAPER - 1.7%
1,300,000  General Electric Capital Corporation,
             1.970% due 07/01/2002+++ .........................      1,300,000
1,300,000  Prudential Funding LLC,
             1.850% due 07/01/2002+++ .........................      1,300,000
                                                                  ------------
           Total Commercial Paper
             (Cost $2,600,000) ................................      2,600,000
                                                                  ------------

REPURCHASE AGREEMENT - 5.3%
  (Cost $8,194,000)
 $8,194,000  Agreement with Goldman Sachs Group, Inc.,
             1.810% dated 06/28/2002, to be repurchased at
             $8,195,236 on 07/01/2002,
             collateralized by $5,256,026 U.S.
             Treasury Bond, 11.250% due 02/15/2015
             (Market Value $8,378,869) .......................    $  8,194,000
                                                                  ------------
TOTAL INVESTMENTS (Cost $174,327,092*) .........  100.1%           153,944,761
OTHER ASSETS AND LIABILITIES (Net) .............   (0.1)              (101,070)
                                                  -----           ------------
NET ASSETS .....................................  100.0%          $153,843,691
                                                  =====           ============

----------

  *  Aggregate cost for federal tax purposes.

 ** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $2,130,634, representing 1.4% of the total net assets of the Fund (Collateral Value $2,190,135) (note 7).

*** Issuer filed for Chapter 11 Bancruptcy protection on July 21, 2002. The Fund liquidated its entire holdings in this security effective July 2, 2002.

  +  Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933.

+++  Rate represents annualized yield at date of purchase.


SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                        CONTRACTS TO RECEIVE                      NET
              ------------------------------------------       UNREALIZED
EXPIRATION        LOCAL        VALUE IN     IN EXCHANGE       APPRECIATION
   DATE         CURRENCY        U.S. $       FOR U.S. $       OF CONTRACTS
----------    ------------     --------     ------------      ------------
11/07/2002    EUR   230,000     225,819       216,089            $9,730
                                                                 ------

                U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                         CONTRACTS TO DELIVER                     NET
              ------------------------------------------       UNREALIZED
EXPIRATION        LOCAL        VALUE IN     IN EXCHANGE       APPRECIATION
   DATE         CURRENCY        U.S. $       FOR U.S. $       OF CONTRACTS
----------    ------------     --------     ------------      ------------
10/10/2002    EUR   70,000       68,813        62,874          $ (5,939)
11/07/2002    EUR  230,000      225,819       206,195           (19,624)
01/31/2003    EUR  290,000      283,753       274,862            (8,891)
                                                               --------
                                                               $(34,454)
                                                               --------
Net Unrealized Depreciation of Forward Foreign Currency
  Contracts ...............................................    $(24,724)
                                                               ========

                               GLOSSARY OF TERMS

ADR  --   American Depository Receipt
EUR  --   Euro
(F)  --   Foreign Shares
GDR  --   Global Depository Receipt

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

MID CAP STOCK FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                             VALUE
------                                                          ------------
COMMON  STOCKS - 93.6%
  CONSUMER DISCRETIONARY - 13.3%
    CONSUMER DURABLES & APPAREL - 7.4%
     38,500  Jones Apparel Group Inc.+ ........................     $1,443,750
     97,000  Mattel, Inc. .....................................      2,044,760
     34,000  Nike Inc., Class B ...............................      1,824,100
                                                                  ------------
                                                                     5,312,610
                                                                  ------------
  HOTELS, RESTAURANTS & LEISURE - 3.3%
     26,000  Papa John's International, Inc.+ .................        868,140
     50,000  Yum! Brands, Inc.+ ...............................      1,462,500
                                                                  ------------
                                                                     2,330,640
                                                                  ------------
  RETAILING - 2.6%
     69,000  J.C. Penney Company, Inc.
             (Holding Company)** ..............................      1,519,380
     10,700  Tiffany & Company ................................        376,640
                                                                  ------------
                                                                     1,896,020
                                                                  ------------
             Total Consumer Discretionary .....................      9,539,270
                                                                  ------------

  CONSUMER STAPLES - 7.4%
    FOOD, BEVERAGE & TOBACCO - 3.7%
     36,100  Dean Foods Company+ ..............................      1,346,530
     21,000  Hershey Foods Corporation ........................      1,312,500
                                                                  ------------
                                                                     2,659,030
                                                                  ------------
  HOUSEHOLD & PERSONAL PRODUCTS - 3.7%
     23,000  Avon Products Inc. ...............................      1,201,520
     41,300  Estee Lauder Companies Inc., Class  A** ..........      1,453,760
                                                                  ------------
                                                                     2,655,280
                                                                  ------------
             Total Consumer Staples ...........................      5,314,310
                                                                  ------------
  ENERGY - 6.6%
     39,000  Baker Hughes Inc. ................................      1,298,310
     80,000  Ocean Energy Inc. ................................      1,733,600
     10,000  Phillips Petroleum Company .......................        588,800
     30,000  Unocal Corporation ...............................      1,108,200
                                                                  ------------
        Total Energy ..........................................      4,728,910
                                                                  ------------
  FINANCIALS - 18.4%
    BANKS - 8.4%
     35,000  Astoria Financial Corporation ....................      1,121,750
     45,500  Charter One Financial Inc. .......................      1,564,290
     13,000  Comerica Inc. ....................................        798,200
     26,800  GreenPoint Financial Corporation .................      1,315,880
     25,900  TCF Financial Corporation ........................      1,271,690
                                                                  ------------
                                                                     6,071,810
                                                                  ------------
  DIVERSIFIED FINANCIALS - 5.9%
     39,000  A.G. Edwards Inc. ................................      1,515,930
     21,500  Ambac Financial Group Inc. .......................      1,444,800
     27,000  Countrywide Credit Industries,  Inc. .............      1,302,750
                                                                  ------------
                                                                     4,263,480
                                                                  ------------

  INSURANCE - 4.1%
     45,100  Fidelity National Financial, Inc.** ..............   $  1,425,160
     39,000  PMI Group Inc. ...................................      1,489,800
                                                                  ------------
                                                                     2,914,960
                                                                  ------------
        Total Financials ......................................     13,250,250
                                                                  ------------
  HEALTH CARE - 12.0%
    HEALTH CARE EQUIPMENT & SERVICES - 9.5%
     21,100  AmerisourceBergen Corporation ....................      1,603,600
     72,200  Covance Inc.+ ....................................      1,353,750
     26,700  Express Scripts Inc., Class A+ ...................      1,337,937
     37,500  Guidant Corporation+ .............................      1,133,625
    112,000  HEALTHSOUTH Corporation+ .........................      1,432,480
                                                                  ------------
                                                                     6,861,392
                                                                  ------------
  PHARMACEUTICALS & BIOTECHNOLOGY - 2.5%
     56,500  Mylan Laboratories Inc. ..........................      1,771,275
                                                                  ------------
             Total Health Care ................................      8,632,667
                                                                  ------------
  INDUSTRIALS - 11.4%
    CAPITAL GOODS - 6.9%
     66,000  Federal Signal Corporation .......................      1,584,000
     27,000  Lockheed Martin Corporation ......................      1,876,500
     26,400  Teleflex Inc. ....................................      1,508,760
                                                                  ------------
                                                                     4,969,260
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES - 4.5%
     19,500  Amdocs Ltd.+ .....................................        147,225
     18,000  Convergys Corporation+ ...........................        350,640
     71,000  IMS Health Inc. ..................................      1,274,450
     75,000  Republic Services Inc.+** ........................      1,430,250
                                                                  ------------
                                                                     3,202,565
                                                                  ------------
             Total Industrials ................................      8,171,825
                                                                  ------------
  INFORMATION TECHNOLOGY - 16.5%
    COMMUNICATIONS EQUIPMENT - 1.2%
     67,000  CommScope Inc.+ ..................................        837,500
                                                                  ------------
COMPUTERS & PERIPHERALS - 1.8%
     83,400  Electronics for Imaging Inc.+ ....................      1,326,894
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
     49,900  Arrow Electronics Inc.+ ..........................      1,035,425
     19,500  Diebold Inc. .....................................        726,180
                                                                  ------------
                                                                     1,761,605
                                                                  ------------
IT CONSULTING & SERVICES - 2.4%
     98,000  Acxiom Corporation+ ..............................      1,714,020
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.0%
     53,350  Microchip Technology Inc.+ .......................      1,463,391
                                                                  ------------

                       See Notes to Financial Statements.

MID CAP STOCK FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                             VALUE
------                                                          ------------
COMMON STOCKS (CONTINUED)
  INFORMATION TECHNOLOGY (CONTINUED)
    SOFTWARE - 6.6%
     96,600  BMC Software Inc.+ ...............................     $1,603,560
     65,000  PeopleSoft Inc.+ .................................        967,200
     30,000  Synopsys Inc.+ ...................................      1,644,300
     39,000  Systems & Computer Technology Corporation+ .......        526,890
                                                                  ------------
                                                                     4,741,950
                                                                  ------------
             Total Information Technology .....................     11,845,360
                                                                  ------------
  TELECOMMUNICATION SERVICES - 1.7%
     46,800  United States Cellular  Corporation+ .............      1,191,060
                                                                  ------------
  UTILITIES - 6.3%
     26,000  FPL Group, Inc. ..................................      1,559,740
     68,400  NiSource Inc. ....................................      1,493,172
     37,900  Pinnacle West Capital Corporation ................      1,497,050
                                                                  ------------
             Total Utilities ..................................      4,549,962
                                                                  ------------
             Total Common Stocks
               (Cost $57,488,406) .............................     67,223,614
                                                                  ------------

PRINCIPAL
  AMOUNT                                                             VALUE
---------                                                         ------------
REPURCHASE AGREEMENT - 5.3%
  (Cost $3,804,000)
 $3,804,000  Agreement with Goldman Sachs Group, Inc., 1.810%
             dated 06/28/2002, to be repurchased at
             $3,804,574 on 07/01/2002, collateralized by
             $2,440,068 U.S. Treasury Bond, 11.250% due
             02/15/2015
               (Market Value $3,889,824) ......................   $  3,804,000
                                                                  ------------
TOTAL INVESTMENTS (Cost $61,292,406*) .............   98.9%         71,027,614
OTHER ASSETS AND LIABILITIES (Net) ................    1.1             757,582
                                                     -----       -------------
NET ASSETS ........................................  100.0%      $  71,785,196
                                                     =====       =============

----------

 *   Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $5,117,355 representing 7.1% of the total net assets of the Fund (Collateral Value $5,358,400) (note 7).

 +   Non-income producing security.


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

SMALL CAP STOCK FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                             VALUE
------                                                          ------------
COMMON STOCKS - 98.1%
  CONSUMER DISCRETIONARY - 18.1%
    CONSUMER DURABLES & APPAREL - 5.7%
     94,800  Cutter & Buck Inc.+ ..............................   $    558,467
     51,235  K2 Inc.+ .........................................        525,159
     62,200  Quiksilver Inc.+ .................................      1,542,560
                                                                  ------------
                                                                     2,626,186
                                                                  ------------
    HOTELS, RESTAURANTS & LEISURE - 5.8%
    134,100  Intrawest Corporation ............................      2,277,018
     57,400  WestCoast Hospitality Corporation+ ...............        394,912
                                                                  ------------
                                                                     2,671,930
                                                                  ------------
    MEDIA - 3.2%
     54,100  Getty Images Inc.+ ...............................      1,177,757
     86,600  Sirius Satellite Radio Inc.+** ...................        326,395
                                                                  ------------
                                                                     1,504,152
                                                                  ------------
    RETAILING - 3.4%
    111,469  Building Materials Holding Corporation+ ..........      1,601,809
                                                                  ------------
             Total Consumer Discretionary .....................      8,404,077
                                                                  ------------
  CONSUMER STAPLES - 1.1%
    FOOD & DRUG RETAILING - 1.1%
     10,500  Whole Foods Market, Inc.+ ........................        506,310
                                                                  ------------
  ENERGY - 1.3%
     45,628  Hanover Compressor Company+ ......................        615,978
                                                                  ------------
  FINANCIALS - 4.4%
    DIVERSIFIED FINANCIALS - 4.4%
     74,608  American Capital Strategies Ltd. .................      2,049,482
                                                                  ------------
  HEALTH CARE - 18.3%
    HEALTH CARE EQUIPMENT & SERVICES - 2.5%
     79,609  SonoSite Inc.+ ...................................      1,148,758
                                                                  ------------
    PHARMACEUTICALS & BIOTECHNOLOGY - 15.8%
    223,250  Corixa Corporation+ ..............................      1,529,262
     20,300  CuraGen Corporation+ .............................        111,853
    306,800  Dendreon Corporation+ ............................        647,348
     84,600  DUSA Pharmaceuticals Inc.+ .......................        245,340
    104,200  Emisphere Technologies Inc.+ .....................        428,262
      7,180  ICOS Corporation+ ................................        121,773
    102,500  Incyte Genomics Inc.+ ............................        745,175
     25,400  Medicis Pharmaceutical  Corporation, Class A+ ....      1,086,104
     16,400  Neose Technologies Inc.+ .........................        178,760
    138,400  Pain Therapeutics Inc.+ ..........................      1,157,024
     80,950  Pharmacyclics Inc.+ ..............................        359,418
     86,600  Zymogenetics Inc.+ ...............................        763,812
                                                                  ------------
                                                                     7,374,131
                                                                  ------------
             Total Health Care ................................      8,522,889
                                                                  ------------
  INDUSTRIALS - 6.9%
    CAPITAL GOODS - 1.5%
     28,130  Electro Scientific Industries Inc.+ ..............   $    683,559
                                                                  ------------
    COMMERCIAL SERVICES & SUPPLIES - 3.0%
    248,400  Edison Schools Inc.+ .............................        235,980
    136,277  First Consulting Group Inc.+ .....................      1,171,982
                                                                  ------------
                                                                     1,407,962
                                                                  ------------
    TRANSPORTATION - 2.4%
     33,628  Expeditors International of Washington Inc. ......      1,115,105
                                                                  ------------
             Total Industrials ................................      3,206,626
                                                                  ------------

  INFORMATION TECHNOLOGY - 45.8%(++)
    COMPUTERS & PERIPHERALS - 1.9%
    105,500  Advanced Digital Information Corporation+ ........        889,365
                                                                  ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
     47,065  Microvision Inc.+ ................................        246,150
                                                                  ------------
    INTERNET SOFTWARE & SERVICES - 9.1%
    566,112  Click2learn Inc.+ ................................        965,504
    688,900  Corillian Corporation+ ...........................      1,563,803
    191,400  Interwoven, Inc.+ ................................        583,770
    940,200  Intraware Inc.+** ................................        940,200
    233,000  Primus Knowledge Solutions Inc.+ .................        186,353
                                                                  ------------
                                                                     4,239,630
                                                                  ------------
    IT CONSULTING & SERVICES - 6.0%
     30,800  Cognizant Technology Solutions Corporation+ ......      1,655,500
    573,200  Lionbridge Technologies, Inc.+** .................      1,146,400
                                                                  ------------
                                                                     2,801,900
                                                                  ------------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 10.2%
     86,440  Credence Systems Corporation+ ....................      1,536,039
     66,120  FEI Company+ .....................................      1,620,601
     14,200  Lattice Semiconductor Corporation+ ...............        123,398
    171,250  Pixelworks Inc.+ .................................      1,436,788
                                                                  ------------
                                                                     4,716,826
                                                                  ------------
    SOFTWARE - 18.1%
    539,900  BSQUARE Corporation+ .............................      1,220,174
    173,100  Digimarc Corporation+ ............................      1,798,509
     77,700  E.piphany, Inc.+ .................................        341,103
     87,948  Made2Manage Systems Inc.+ ........................        413,356
     81,342  NetIQ Corporation+ ...............................      1,840,769
    179,500  Nuance Communications Inc.+ ......................        750,310
    605,000  ONYX Software Corporation+ .......................      2,044,900
     91,408  Peregrine Systems Inc.+ ..........................         27,422
                                                                  ------------
                                                                     8,436,543
                                                                  ------------
             Total Information Technology .....................     21,330,414
                                                                  ------------

                       See Notes to Financial Statements.

SMALL CAP STOCK FUND

JUNE 30, 2002 (UNAUDITED)

SHARES                                                               VALUE
------                                                            ------------
COMMON STOCKS (continued)
  Telecommunication Services - 2.2%
    375,400 Gilat Satellite Networks Ltd.+** ..................   $    412,940
    453,100 Latitude Communications Inc.+ .....................        598,092
                                                                  ------------
             Total Telecommunication Services .................      1,011,032
                                                                  ------------
             Total Common Stocks
               (Cost $82,192,007) .............................     45,646,808
                                                                  ------------

PRINCIPAL
  AMOUNT                                                             VALUE
---------                                                         ------------
REPURCHASE AGREEMENT - 1.6%
    (Cost $753,000)
   $753,000  Agreement with Goldman Sachs Group, Inc.,
             1.810% dated 06/28/2002, to be repurchased at
             $753,114 on 07/01/2002, collateralized by
             $483,010 U.S. Treasury Bond, 11.250% due
             02/15/2015
             (Market Value $769,989) ..........................   $    753,000
                                                                  ------------
TOTAL INVESTMENTS (Cost $82,945,007*) ...............   99.7%       46,399,808
OTHER ASSETS AND LIABILITIES (Net) ..................    0.3           122,322
                                                       -----      ------------
NET ASSETS ..........................................  100.0%     $ 46,522,130
                                                       =====      ============

----------

 *   Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $1,578,405, representing 3.4% of the total net assets of the Fund (Collateral Value $6,396,392) (note 7).

 +   Non-income producing security.

++ Investments in the Information Technology sector as of June 30, 2002 are 45.8% of the total net assets of the Fund (note 9).


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

INTERNATIONAL GROWTH FUND

JUNE 30, 2002 (UNAUDITED)

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 93.3%

    JAPAN - 21.6%+++
     6,400   ACOM Company Ltd.++ .............................    $  437,326
     7,300   Advantest Corporation ...........................       454,362
    16,000   AEON Company Ltd. ...............................       427,179
     2,130   Aiful Corporation ...............................       139,683
     3,000   Canon Inc. ......................................       113,386
     7,200   Chubu Electric Power Company Inc. ...............       126,452
    17,000   Chugai Pharmaceutical Company Ltd.** ............       203,394
    34,000   Daiwa Securities Group Inc. .....................       220,414
     2,000   Fuji Soft ABC Inc. ..............................        80,597
     3,100   Hirose Electric Company Ltd. ....................       270,283
    36,000   Hitachi Ltd. ....................................       232,779
     4,000   Hoya Corporation ................................       291,016
    40,000   Japan Airlines Company Ltd. .....................       112,802
        30   Japan Telecom Company Ltd. ......................        85,853
       880   Keyence Corporation .............................       186,417
    40,000   Mitsubishi Estate Company Ltd. ..................       327,059
    70,000   Mitsubishi Heavy Industries Ltd. ................       212,004
    69,000   Mitsubishi Motors Corporation+** ................       183,070
    41,000   Mitsui Fudosan Company Ltd. .....................       362,602
    69,000   Mitsui Sumitomo Insurance Company Ltd. ..........       371,320
     2,600   Murata Manufacturing Company Ltd. ...............       167,034
    55,000   NEC Corporation .................................       382,709
    55,000   Nikko Cordial Corporation .......................       277,625
    21,000   Nikon Corporation** .............................       232,504
     5,700   Nintendo Company Ltd. ...........................       839,382
        33   Nippon Telegraph & Telephone Corporation ........       135,738
    99,000   Nissan Motor Company Ltd. .......................       685,572
     4,100   Nitto Denko Corporation .........................       134,436
    18,000   Nomura Securities Company Ltd. ..................       264,317
       215   NTT DoCoMo Inc. .................................       529,176
     3,000   ORIX Corporation ................................       242,040
     3,300   Promise Company Ltd. ............................       166,299
     2,400   Rohm Company Ltd. ...............................       358,230
    31,000   Sekisui House Ltd. ..............................       227,865
     4,600   Shin-Etsu Chemical Company Ltd. .................       197,654
    24,000   Shionogi & Company Ltd. .........................       306,167
    12,442   Sony Corporation ................................       657,104
    23,000   Suzuki Motor Corporation** ......................       283,815
     4,900   TDK Corporation .................................       231,394
     4,800   Tokyo Electric Power Company Inc. ...............        98,718
    14,300   Tokyo Electron Ltd. .............................       931,809
    34,000   Tokyu Corporation ...............................       131,625
    66,000   Toray Industries Inc. ...........................       176,762
        13   UFJ Holdings, Inc.+ .............................        31,454
     7,000   Ushio Inc. ......................................        83,166
     6,000   Yamato Transport Company, Ltd. ..................       109,381
                                                                  ----------
                                                                  12,719,974
                                                                  ----------

    UNITED KINGDOM - 15.6%
    31,000   ARM Holdings PLC+ ...............................    $   68,991
    12,200   AstraZeneca PLC .................................       507,106
    37,200   AstraZeneca PLC (F) .............................     1,540,100
     2,600   AstraZeneca PLC, Sponsored ADR ..................       106,600
    59,510   BAE SYSTEMS PLC .................................       303,886
    13,600   Barclays PLC ....................................       114,434
    47,000   BG Group PLC ....................................       204,541
    29,000   BHP Billiton PLC ................................       158,034
    10,900   BOC Group PLC ...................................       169,308
    27,800   Brambles Industries PLC .........................       139,099
    45,300   Centrica PLC ....................................       140,175
    25,200   Compass Group PLC ...............................       152,883
     5,600   GlaxoSmithKline PLC .............................       121,043
    10,700   HBOS PLC ........................................       115,802
    23,412   Lloyds TSB Group PLC ............................       233,038
    32,900   Marks & Spencer Group PLC .......................       186,935
    23,000   National Grid Group PLC .........................       163,377
    28,700   Pearson PLC .....................................       285,456
    36,600   Prudential PLC ..................................       334,741
    24,800   Reuters Group PLC ...............................       131,555
    35,900   Royal Bank of Scotland Group PLC ................     1,017,849
     7,600   Shire Pharmaceuticals Group PLC+ ................        67,192
    42,880   Smiths Group PLC ................................       556,891
    25,000   Standard Chartered PLC ..........................       266,756
    29,900   Tate & Lyle PLC .................................       159,976
    63,000   TI Automotive Ltd., Class A+ ....................             0
    23,000   Unilever PLC ....................................       209,655
 1,202,098   Vodafone Group PLC ..............................     1,649,144
     8,000   Xstrata PLC+ ....................................       103,593
                                                                  ----------
                                                                   9,208,160
                                                                  ----------

    NETHERLANDS - 8.9%
    16,142   ABN AMRO Holding NV .............................       293,178
    43,563   Aegon NV ........................................       908,235
    24,300   ASML Holding NV (F)+ ............................       367,416
     8,400   Hagemeyer NV ....................................       116,145
     5,000   Heineken Holding NV, Class A ....................       169,575
    17,900   Heineken NV .....................................       785,632
     4,800   ING Groep NV ....................................       123,256
    26,000   Koninklijke (Royal) KPN NV ......................       121,715
     1,500   Koninklijke (Royal) Philips Electronics NV ......        41,400
    15,400   Koninklijke (Royal) Philips Electronics NV
             (F) .............................................       429,970
     3,300   Koninklijke Numico NV ...........................        74,015
    18,500   Royal Dutch Petroleum Company ...................     1,030,488
       800   Royal Dutch Petroleum Company (F) ...............        44,216
     7,300   STMicroelectronics NV ...........................       177,609
     5,200   STMicroelectronics NV (F) .......................       129,675
     4,600   Unilever NV .....................................       301,206
     4,840   VNU NV ..........................................       134,512
                                                                  ----------
                                                                   5,248,243
                                                                  ----------


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2002 (UNAUDITED)

    SHARES                                                           VALUE
    ------                                                           -----
COMMON STOCKS (CONTINUED)
    SWITZERLAND - 8.4%
    19,227   Compagnie Financiere Richemont AG,
               A Units .......................................    $  437,344
     6,611   Credit Suisse Group .............................       209,905
     2,434   Holcim Ltd., Class B ............................       558,553
     2,921   Nestle SA .......................................       681,105
    20,472   Novartis AG .....................................       900,375
     3,000   Roche Holding AG ................................       226,792
    11,365   Swiss Reinsurance Company .......................     1,111,183
     1,596   Swisscom AG .....................................       464,381
     7,740   UBS AG ..........................................       389,301
                                                                  ----------
                                                                   4,978,939
                                                                  ----------

    FRANCE - 7.2
     4,300   Accor SA ........................................       174,416
     5,600   Altadis SA ......................................       114,098
    20,400   Bouygues SA++ ...................................       569,974
     1,900   Carrefour SA ....................................       102,831
     4,200   Compagnie Generale des Etablissements,
               Class B .......................................       170,193
     2,900   Essilor International SA ........................       117,916
     1,700   Groupe Danone ...................................       233,712
     2,938   L'Air Liquide SA ................................       451,999
     7,100   Renault SA ......................................       332,025
    20,600   Sanofi-Synthelabo SA ............................     1,253,257
     3,400   Schneider Electric SA ...........................       182,839
     3,800   Societe Television Francaise 1 ..................       101,743
    20,300   Vivendi Universal SA ............................       438,667
                                                                  ----------
                                                                   4,243,670
                                                                  ----------

    HONG KONG - 4.0%+++
    68,000   Cheung Kong Holdings Ltd. .......................       566,688
    65,000   China Mobile (Hong Kong) Ltd.+ ..................       192,507
   176,500   Hang Lung Properties Ltd.** .....................       201,399
    19,800   Hang Seng Bank Ltd. .............................       211,969
    68,000   Hongkong Land Holdings Ltd. .....................       109,480
    48,000   Hutchison Whampoa Ltd. ..........................       358,475
   168,000   Johnson Electric Holdings Ltd. ..................       199,238
   118,000   Li & Fung Ltd. ..................................       158,852
   160,000   Shangri-La Asia Ltd.++ ..........................       133,338
    47,500   Swire Pacific Ltd., Class A .....................       242,990
                                                                  ----------
                                                                   2,374,936
                                                                  ----------

    GERMANY - 3.9%
     5,000   Aixtron AG** ....................................        62,764
       400   Allianz AG** ....................................        80,768
     6,400   Bayerische Motoren Werke (BMW) AG** .............       259,848
    13,700   DaimlerChrysler AG ..............................       664,887
     3,700   Epcos AG ........................................       120,954
     5,400   Infineon Technologies AG+ .......................        85,224
       900   Infineon Technologies, ADR ......................        13,941
     8,800   Metro AG** ......................................       270,728
     5,800   Siemens AG ......................................    $  348,162
    24,900   ThyssenKrupp AG .................................       376,255
                                                                  ----------
                                                                   2,283,531
                                                                  ----------
    AUSTRALIA - 3.5%+++
     5,900   Australia & New Zealand Banking
               Group Ltd. ....................................       280,469
    92,472   BHP Billiton Ltd. ...............................       534,688
    20,000   Brambles Industries Ltd. ........................       105,987
    89,512   Foster's Brewing Group Ltd. .....................       237,179
     7,400   National Australia Bank Ltd. ....................       147,058
    17,859   News Corporation Ltd. ...........................        97,048
     2,300   News Corporation Ltd., Sponsored ADR ............        52,739
    36,126   QBE Insurance Group Ltd.++ ......................       134,661
    26,000   WMC Ltd. ........................................       132,675
    45,000   Woolworths Ltd. .................................       332,194
                                                                  ----------
                                                                   2,054,698
                                                                  ----------

    SINGAPORE - 2.8%+++
    21,000   DBS Group Holdings Ltd. .........................       147,393
    43,000   DBS Group Holdings, ADR++ .......................       301,804
    22,000   Singapore Airlines Ltd. .........................       160,637
    14,000   Singapore Press Holdings Ltd. ...................       157,694
   139,000   Singapore Technologies Engineering Ltd. .........       151,847
   723,000   Singapore Telecommunications Ltd.
               (F)+,++ .......................................       563,940
    21,000   United Overseas Bank Ltd. (F) ...................       150,959
                                                                  ----------
                                                                   1,634,274
                                                                  ----------

    CANADA - 2.6%
    17,200   Abitibi-Consolidated Inc. .......................       158,554
     2,700   Alcan Inc. ......................................       102,433
    24,000   Bombardier Inc., Class B+** .....................       198,831
    11,000   Inco Ltd.+ ......................................       246,994
     1,300   Magna International Inc., Class A ...............        89,494
    15,500   Nortel Networks Corporation+ ....................        22,475
     3,400   Suncor Energy Inc. ..............................        59,465
    19,000   Thomson Corporation .............................       599,149
     5,900   Zarlink Semiconductor Inc.+ .....................        28,358
                                                                  ----------
                                                                   1,505,753
                                                                  ----------

    FINLAND - 2.3%
    62,400   Nokia Oyj .......................................       913,324
    11,800   UPM-Kymmene Oyj .................................       464,527
                                                                  ----------
                                                                   1,377,851
                                                                  ----------

    SOUTH KOREA - 2.1%+++
    12,120   Hyundai Motor Company Ltd.,
               GDR++** .......................................       180,346
     2,585   Samsung Electronics Company Ltd. ................       706,976
     2,740   Samsung Electronics Company Ltd.,
               GDR** .........................................       376,202
                                                                  ----------
                                                                   1,263,524
                                                                  ----------


                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

JUNE 30, 2002 (UNAUDITED)


    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS (CONTINUED)
    SPAIN - 1.6%
     39,700  Banco Bilbao Vizcaya Argentaria SA ..............    $  448,940
     14,100  Industria de Diseno Textil SA (Inditex)+** ......       297,727
     18,728  Telefonica SA+ ..................................       157,218
      1,016  Telefonica SA, Sponsored ADR+ ...................        25,248
                                                                  ----------
                                                                     929,133
                                                                  ----------

    IRELAND - 1.6%
     24,797  Allied Irish Banks PLC ..........................       326,699
     22,231  CRH PLC .........................................       372,152
      3,000  Elan Corporation PLC, Sponsored ADR+ ............        16,410
     14,000  Irish Life & Permanent PLC ......................       202,562
                                                                  ----------
                                                                     917,823
                                                                  ----------

    ITALY - 1.4%
     12,600  Assicurazioni Generali SpA ......................       298,658
     33,650  Eni SpA** .......................................       535,060
                                                                  ----------
                                                                     833,718
                                                                  ----------

    SWEDEN - 1.3%
     20,000  Assa Abloy AB, B Shares .........................       281,823
     22,500  ForeningsSparbanken AB ..........................       285,223
      8,200  Svenska Handlesbanken AB, A Shares ..............       125,362
     34,700  Telefonaktiebolaget LM Ericsson, B
               Shares+ .......................................        52,483
     18,400  Telefonaktiebolaget LM Ericsson,
               Sponsored ADR+ ................................        26,496
                                                                  ----------
                                                                     771,387
                                                                  ----------

    MEXICO - 1.3%
     14,100  America Movil SA de C.V., Series L, ADR .........       188,940
     17,100  Telefonos de Mexico SA, Class L,
               Sponsored ADR .................................       548,568
                                                                  ----------
                                                                     737,508
                                                                  ----------

    NORWAY - 0.9%
      3,400  Norsk Hydro ASA .................................       162,206
     39,300  Statoil ASA .....................................       350,892
                                                                  ----------
                                                                     513,098
                                                                  ----------

    TAIWAN - 0.8%
     37,399  Taiwan Semiconductor Manufacturing
               Company Ltd., Sponsored ADR+ ..................       486,188
                                                                  ----------

    GREECE - 0.6%
     21,800  Hellenic Telecommunications Organization
               SA ............................................       344,484
                                                                  ----------

    RUSSIA - 0.4%
      3,400  OAO Lukoil Holdings, Sponsored ADR ..............       221,850
                                                                  ----------

    LUXEMBOURG - 0.2%
     13,600  SES GLOBAL, FDR .................................       134,317
                                                                  ----------

    PORTUGAL - 0.2%
     14,700  Vodafone Telecel-Comunicacoes SA+ ...............    $  102,788
                                                                  ----------

    BRAZIL - 0.1%
      1,000  Companhia Vale do Rio Doce, ADR+ ................        27,670
      2,000  Companhia Vale do Rio Doce, Sponsored
               ADR ...........................................        51,900
                                                                  ----------
                                                                      79,570
                                                                  ----------

    DENMARK - 0.0%***
        900  Novo Nordisk A/S, Class B .......................        29,794
                                                                  ----------

             Total Common Stocks
               (Cost $59,652,918) ............................    54,995,211
                                                                  ----------

PREFERRED STOCK - 0.5%
  (Cost $201,663)

    SOUTH KOREA - 0.5%+++
      2,300  Samsung Electronics Company Ltd. ................       311,648
                                                                  ----------

CONVERTIBLE PREFERRED STOCK - 0.2%
  (Cost $305,784)

    JAPAN - 0.2%+++
 33,000,000  Sanwa International Finance Bermuda Trust,
               Conv. Pfd., 1.250% due 08/01/2005 (F)+ ........       106,346
                                                                  ----------


PRINCIPAL
AMOUNT
------
CONVERTIBLE BOND - 0.1%
  (Cost $42,413)
    LUXEMBOURG - 0.1%
   $ 44,000  Hellenic Exchangeable Finance SCA, Conv.
               Secured Bond, 2.000% due 08/02/2005............        47,083
                                                                ------------

REPURCHASE AGREEMENT - 9.7%
  (Cost   $5,742,000)
  5,742,000    Agreement with Goldman Sachs
               Group, Inc., 1.810% dated
               06/28/2002, to be repurchased at
               $5,742,866 on 07/01/2002,
               collateralized by $3,683,195 U.S.
               Treasury Bond, 11.250% due 02/15/2015
               (Market Value $5,871,548)......................     5,742,000
                                                                ------------

TOTAL INVESTMENTS (Cost $65,944,778*) .................103.8%     61,202,288
OTHER ASSETS AND LIABILITIES (Net) .................... (3.8)    (2,250,389)
                                                       -----    ------------
NET ASSETS ............................................100.0%   $ 58,951,899
                                                       =====    ============

----------------------

*    Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $3,272,712 representing 5.6% of the total net assets of the Fund (Collateral Value $3,370,706) (note 7).

***  Amount represents less than 0.1% of total net assets.
+    Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933.

+++ Investments in the areas of the Pacific Rim as of June 30, 2002 are 35.5% of the total net assets of the Fund (note 9).



                       See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

June 30, 2002 (unaudited)

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                                                                             NET
                                   CONTRACTS TO RECEIVE                   UNREALIZED
                                                                         APPRECIATION/
EXPIRATION             LOCAL                VALUE IN      IN EXCHANGE   (DEPRECIATION)
   DATE              CURRENCY                U.S. $        FOR U.S. $    OF CONTRACTS
---------       -------------------         -------       -----------   ---------------
07/01/2002      CHF          42,928          28,847          28,853      $       (6)
07/01/2002      EUR          28,301          27,947          27,758             189
07/01/2002      JPY       2,826,524          23,585          23,654             (69)
07/02/2002      CHF          21,317          14,325          14,319               6
07/02/2002      EUR          62,040          61,264          61,306             (42)
07/02/2002      HKD         160,295          20,551          20,551               0
07/02/2002      JPY       5,072,846          42,331          42,396             (65)
07/03/2002      AUD         573,256         321,703         311,282          10,421
07/03/2002      CHF         218,568         146,881         147,604            (723)
07/03/2002      EUR         756,790         747,296         727,217          20,079
07/03/2002      GBP         168,775         257,191         258,617          (1,426)
07/03/2002      HKD         394,479          50,576          50,576               0
07/03/2002      JPY      49,485,828         412,962         413,436            (474)
07/03/2002      SEK       1,977,404         215,832         215,859             (27)
07/03/2002      SGD          65,729          37,204          37,211              (7)
07/03/2002      CAD          51,920          34,193          34,186               7
07/15/2002      EUR         165,857         163,687         145,339          18,348
07/16/2002      AUD         367,895         206,214         194,136          12,078
07/16/2002      JPY      25,638,600         214,095         194,136          19,959
07/18/2002      EUR         355,998         351,291         311,615          39,676
07/22/2002      EUR         139,952         138,075         123,456          14,619
07/29/2002      EUR         483,772         477,123         433,000          44,123
08/21/2002      EUR         233,301         229,862         214,737          15,125
08/28/2002      EUR         130,589         128,624         119,218           9,406
08/30/2002      EUR         640,786         631,091         565,320          65,771
09/12/2002      EUR         260,598         256,508         246,511           9,997
09/18/2002      EUR         567,015         557,970         491,868          66,102
09/26/2002      EUR          84,691          83,310          74,781           8,529
09/27/2002      EUR         250,823         246,723         240,942           5,781
09/30/2002      EUR         868,839         854,514         748,503         106,011
10/28/2002      EUR         651,765         640,177         581,854          58,323
11/21/2002      EUR         135,625         133,083         122,797          10,286
12/04/2002      EUR         223,807         219,496         215,414           4,082
                                                                         -----------
                                                                         $  536,079
                                                                         -----------


                 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                                                             NET
                                   CONTRACTS TO DELIVER                   UNREALIZED
                                                                         APPRECIATION/
EXPIRATION             LOCAL                VALUE IN      IN EXCHANGE   (DEPRECIATION)
   DATE              CURRENCY                U.S. $        FOR U.S. $    OF CONTRACTS
---------       -------------------         -------       -----------   ---------------
07/02/2002      EUR          11,636          11,490          11,494      $        4
07/02/2002      GBP          15,491          23,608          23,677              69
07/03/2002      JPY      45,982,980         383,730         346,688         (37,042)
07/15/2002      JPY      19,115,050         159,612         145,339         (14,273)
07/16/2002      AUD         367,895         206,215         190,756         (15,459)
07/16/2002      JPY      25,638,600         214,095         194,137         (19,958)
07/18/2002      JPY      40,854,325         341,189         311,615         (29,574)
07/22/2002      JPY      16,035,680         133,947         123,456         (10,491)
08/21/2002      CAD         331,475         217,655         214,737          (2,918)
08/28/2002      JPY      14,917,200         124,838         119,219          (5,619)
08/30/2002      CAD         376,075         246,874         245,777          (1,097)
08/30/2002      JPY      71,122,124         595,075         547,543         (47,532)
09/12/2002      GBP         168,737         256,009         246,512          (9,497)
09/18/2002      JPY      63,352,590         529,002         491,868         (37,134)
09/26/2002      GBP          52,415          79,456          74,781          (4,675)
09/27/2002      JPY      29,361,376         245,016         240,942          (4,074)
09/30/2002      JPY      99,386,530         829,890         748,503         (81,387)
10/28/2002      GBP         401,357         607,058         581,854         (25,204)
11/21/2002      JPY      15,450,400         129,887         122,797          (7,090)
12/04/2002      MXN       2,081,476         201,768         215,415          13,647
                                                                         -----------
                                                                         $ (339,304)
                                                                         -----------

Net Unrealized Appreciation of Forward Foreign Currency
Contracts .........................................................      $  196,775

AS OF JUNE 30, 2002, SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                              % OF
          SECTOR DIVERSIFICATION                           NET ASSETS       VALUE
          ----------------------                           ----------   ------------
COMMON STOCKS
Telecommuncation Services ..............................      12.3%     $  7,251,530
Semiconductor Equipment & Products .....................       9.6         5,660,752
Pharmaceuticals & Biotechnology ........................       9.5         5,569,245
Banks...................................................       8.6         5,097,594
Materials ..............................................       8.4         4,968,073
Insurance ..............................................       5.8         3,442,127
Food, Beverage & Tobacco ...............................       5.2         3,068,986
Transportation .........................................       4.7         2,771,983
Capital Goods ..........................................       4.3         2,529,796
Diversified Financials .................................       4.2         2,472,424
Energy .................................................       4.2         2,446,512
Consumer Durables & Apparel ............................       3.0         1,793,683
Real Estate Investment Trusts (REIT's) .................       2.7         1,567,227
Media ..................................................       2.6         1,533,731
Retailing ..............................................       2.6         1,514,763
Hotels, Restaurants & Leisure ..........................       2.2         1,300,019
Other ..................................................       3.4         2,006,766
                                                             -----      ------------
TOTAL COMMON STOCKS ....................................      93.3        54,995,211
PREFERRED STOCK ........................................       0.5           311,648
CONVERTIBLE PREFERRED STOCK ............................       0.2           106,346
CONVERTIBLE BOND .......................................       0.1            47,083
REPURCHASE AGREEMENT ...................................       9.7         5,742,000
                                                             -----      ------------
TOTAL INVESTMENTS ......................................     103.8        61,202,288
OTHER ASSETS AND LIABILITIES (Net) .....................      (3.8)       (2,250,389)
                                                             -----      ------------
NET ASSETS .............................................     100.0%     $ 58,951,899
                                                             =====      ============

                                GLOSSARY OF TERMS

ADR    -- American Depository Receipt
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CHF    -- Swiss Francs
EUR    -- Euro
(F)    -- Foreign Shares
FDR    -- Fiduciary Depository Receipt
GBP    -- Great Britain Pound Sterling
GDR    -- Global Depository Receipt
HKD    -- Hong Kong Dollar
MXN    -- Mexican Peso
JPY    -- Japanese Yen
SEK    -- Swedish Krona
SGD    -- Singapore Dollar


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

SHORT TERM INCOME FUND

JUNE 30, 2002 (UNAUDITED)

 PRINCIPAL
 AMOUNT                                                                 VALUE
 ------                                                                 -----
CORPORATE BONDS AND NOTES - 62.0%
    FINANCIAL SERVICES - 13.6%
             CIT Group Inc., Sr. Note:
$ 1,000,000    7.375% due 04/02/2007 .........................      $ 1,001,094
    500,000    7.625% due 08/16/2005 .........................          492,874
  1,000,000  Goldman Sachs Group L.P., Note,
               7.800% due 07/15/2002++ .......................        1,001,965
             Household Finance Corporation, Note:
  1,500,000    5.750% due 01/30/2007** .......................        1,485,181
    250,000    7.875% due 03/01/2007 .........................          266,903
    325,000  Merrill Lynch & Company Inc., Series B,
               Note,
               8.300% due 11/01/2002 .........................          331,651
  2,000,000  Norwest Financial Inc., Sr. Note,
               7.000% due 01/15/2003 .........................        2,049,874
                                                                    -----------
                                                                      6,629,542
                                                                    -----------

    TRANSPORTATION - 10.9
  1,500,000  Boeing Capital Corporation, Sr. Note,
               5.650% due 05/15/2006 .........................        1,550,145
  1,500,000  Rollins Truck Leasing Corporation, Deb.,
               8.375% due 02/15/2007 .........................        1,705,288
  2,000,000    Southwest Airlines Company, Pass-thru
               Certificates,
               5.496% due 11/01/2006 .........................        2,048,024
                                                                    -----------
                                                                      5,303,457
                                                                    -----------

    BANKS - 8.0
  1,000,000  J.P. Morgan Chase & Company, Note,
               5.350% due 03/01/2007 .........................        1,013,442
  1,500,000  MBNA America Bank N.A., Sr. Note,
               6.500% due 06/20/2006 .........................        1,554,486
    250,000  Southern National Corporation, Sub. Note,
               7.050% due 05/23/2003 .........................          260,007
  1,000,000  Wachovia Corporation, Sr. Unsub. Note,
               6.700% due 06/21/2004 .........................        1,061,199
                                                                    -----------
                                                                      3,889,134
                                                                    -----------

    REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 5.4%
  1,000,000  Nationwide Health Properties Inc., Note,
               9.750% due 03/20/2008 .........................        1,096,674
    750,000  Shurgard Storage Centers Inc., Note,
               7.500% due 04/25/2004 .........................          784,019
    600,000  Sun Communities Inc., Sr. Note,
               7.625% due 05/01/2003 .........................          618,177
    100,000  SUSA Partnership L.P., Note,
               7.125% due 11/01/2003*** ......................          105,434
                                                                    -----------
                                                                      2,604,304
                                                                    -----------

    INFORMATION TECHNOLOGY - 5.1%
  1,500,000  Analog Devices, Inc., Conv. Sub. Note,
               4.750% due 10/01/2005++*** ....................        1,440,000
  1,000,000  Computer Science Corporation, Note,
               6.750% due 06/15/2006** .......................        1,059,366
                                                                    -----------
                                                                      2,499,366
                                                                    -----------

    UTILITIES - 4.7%
    250,000  Texas-New Mexico Power Company, Sr. Note,
               6.250% due 01/15/2009 .........................          234,818
  1,000,000  United Illuminating Company, Note,
               6.000% due 12/15/2003 .........................        1,032,243
  1,000,000  Wisconsin Electric Power Company, Deb.,
               6.625% due 12/01/2002 .........................      $ 1,019,265
                                                                    -----------
                                                                      2,286,326
                                                                    -----------

    MEDIA/TELECOMMUNICATIONS - 3.9%
  1,250,000  AOL Time Warner Inc., Note,
               6.150% due 05/01/2007** .......................        1,195,286
    500,000  TELUS Corporation, Note,
               7.500% due 06/01/2007 .........................          449,133
    250,000  US West Capital Funding Inc., Company
               Guarantee,
               6.125% due 07/15/2002 .........................          246,250
                                                                    -----------
                                                                      1,890,669
                                                                    -----------

    RETAIL  SALES - 3.0%
  1,150,000  Dayton Hudson Corporation, Deb.,
               8.500% due 12/01/2022 .........................        1,220,479
    250,000  Federated Department Stores Inc., Bond,
               6.790% due 07/15/2027 .........................          262,708
                                                                    -----------
                                                                      1,483,187
                                                                    -----------

    HEALTH  CARE - 2.5%
    750,000  Aetna Inc., Sr. Note,
               7.375% due 03/01/2006***.......................          786,870
    500,000  Athena Neurosciences Finance LLC,
               Company Guarantee,
               7.250% due 02/21/2008 .........................          432,593
                                                                    -----------
                                                                      1,219,463
                                                                    -----------

    CONSUMER STAPLES - 2.4%
  1,000,000  ConAgra Inc., Sr. Note,
               9.875% due 11/15/2005*** ......................        1,162,821
                                                                    -----------

    ADVERTISING AGENCIES - 2.2%
  1,000,000  Interpublic Group Companies, Inc., Note,
               7.875% due 10/15/2005*** ......................        1,071,002
                                                                    -----------

    CHEMICALS - 0.3%
    150,000  Lyondell Petrochemical Company, MTN,
               9.750% due 09/04/2003++ .......................          149,251
                                                                    -----------

             Total Corporate Bonds and Notes
               (Cost $29,407,660) ............................       30,188,522
                                                                    -----------

ASSET-BACKED SECURITIES - 10.2%
      6,726  ANRC Auto Owner Trust, 1999-A A3,
               6.750% due 12/15/2003 .........................            6,745
  1,000,000  Conseco Finance Lease, LLC, 2000-1 A4,
               7.480% due 08/20/2005 .........................        1,030,901
    701,222  FFCA Secured Lending Corporation, 1999-2
               WA1A,
               7.130% due 02/18/2009++ .......................          737,433
  1,000,000  GMAC Mortgage Corporation Loan Trust,
               2002-HE2, Class A3,
               5.290% due 06/25/2027 .........................        1,023,918

             Green Tree Financial Corporation:
    250,000  1995-1 B2,
               9.200% due 06/15/2025 .........................          200,973
     93,663  1995-6 B1,
               7.700% due 09/15/2026 .........................           96,684
    165,000  Green Tree Home Improvement,
               1995-D B2,
               7.450% due 09/15/2025 .........................          161,816
    193,260  Mid-State Trust, Series 4-A,
               8.330% due 04/01/2030 .........................          209,238


                       See Notes to Financial Statements.

SHORT TERM INCOME FUND

JUNE 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
ASSET-BACKED SECURITIES (CONTINUED)
 $1,500,000  Providian Master Trust, 1997-4 A,
               6.250% due 06/15/2007 .........................      $ 1,516,743
                                                                    -----------
             Total Asset-Backed Securities
               (Cost $4,913,293) .............................        4,984,451
                                                                    -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.9%
      FEDERAL NATIONAL MORTGAGE ASSOCIATION
        (FNMA) - 4.2%
  1,106,891  6.500% due 01/01/2014 ...........................        1,154,615
    735,129  8.000% due 05/01/2027 ...........................          790,996
     93,825  8.500% due 11/01/2017 ...........................          102,137
                                                                    -----------
             Total FNMAs
               (Cost $1,951,408) .............................        2,047,748
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION
    (FHLMC) - 2.7%
  1,244,484  6.000% due 05/01/2017 ...........................        1,271,785
     56,542  9.500% due 08/01/2016 ...........................           62,829
                                                                    -----------
             Total FHLMCs
               (Cost $1,325,113) .............................        1,334,614
                                                                    -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (GNMA) - 1.6%
    130,759  8.000% due 06/15/2009-08/15/2012 ................          139,801
     94,015  9.000% due 12/15/2020-04/20/2025 ................          103,503
    411,682  10.000% due 12/15/2017-04/15/2025 ...............          464,608
     37,762  11.000% due 12/15/2015 ..........................           43,938
                                                                    -----------
             Total GNMAs
               (Cost $719,077) ...............................          751,850
                                                                    -----------

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
    (ARMS) - 0.4%
     36,548  Federal Home Loan Mortgage Corporation (FHLMC),
               5.936% due 11/01/2021+ ........................           37,991
             Federal National Mortgage Association (FNMA):
     64,174  5.087% due 11/01/2035+ ..........................           65,420
     54,871  5.570% due 04/01/2019+ ..........................           56,014
      4,330  5.957% due 11/01/2022+ ..........................            4,465
     25,894  6.161% due 11/01/2021+ ..........................           26,717
     21,962  6.550% due 01/01/2019+ ..........................           22,769
                                                                    -----------
             Total ARMSs
               (Cost $208,819) ...............................          213,376
                                                                    -----------
              Total U.S. Government Agency Mortgage-
               Backed Securities
               (Cost $4,204,417) .............................        4,347,588
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATION - 6.4%
    (Cost $2,985,646)
  3,000,000  Federal National Mortgage Association, Note,
               4.750% due 03/15/2004** .......................        3,096,903
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 6.0%
      6,783  Countrywide Funding Corporation, 1994-1 A3,
               6.250% due 03/25/2024 .........................            6,860
$   878,967  Norwest Asset Securities Corporation, 1994-4 A1,
               6.500% due 03/26/2029 .........................      $   899,416
  1,990,414  Prudential Home Mortgage Securities, 1993-18 A6,
               7.000% due 06/25/2023 .........................        1,995,380
                                                                    -----------
             Total CMOs (Cost $2,867,130) ....................        2,901,656
                                                                    -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
    682,687  GMAC Commercial Mortgage Securities Inc.,
               1999-CTL1, Class A, 7.151% due 02/15/2008++ ...          718,101
    517,538  Morgan Stanley Capital I, 1999-CAMI A1,
               6.540% due 04/15/2004 .........................          538,963
                                                                    -----------
             Total CMBSs (Cost $1,197,314) ...................        1,257,064
                                                                    -----------
U.S. TREASURY NOTE - 1.1%
    (Cost $525,697)
    500,000 6.000% due 08/15/2004** ..........................          531,340
                                                                    -----------

REPURCHASE AGREEMENT - 1.1%
    (Cost $545,000)
    545,000  Agreement with Goldman  Sachs Group, Inc.,
               1.810% dated 06/28/2002, to be repurchased
               at $545,082 on 07/01/2002, collateralized by
               $349,589 U.S. Treasury Bond, 11.250%
               due 02/15/2015 (Market Value $557,296) ........          545,000
                                                                    -----------

TOTAL INVESTMENTS (Cost $46,646,157*) .........    98.3%             47,852,524
OTHER ASSETS AND LIABILITIES (Net) ............     1.7                 834,169
                                                 ------             -----------
NET ASSETS ....................................   100.0%            $48,686,693
                                                 ======             ===========

----------

*       Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $6,313,459 representing 13.0% of the total net assets of the Fund (Collateral Value $6,553,703) (note 7).

***     Security pledged as collateral for futures contract.

+ Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2002.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933.



NUMBER OF                                                           UNREALIZED
CONTRACTS                                        VALUE            (DEPRECIATION)
---------                                    -----------          --------------
FUTURES CONTRACTS-SHORT POSITION
35         U.S. 5  Year Treasury Note,
             September 2002 ................ $ 3,759,766          $     (44,816)
                                             ===========          =============

                               GLOSSARY OF TERMS
MTN   -- Medium Term Note


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

JUNE 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                          ------------
U.S. GOVERNMENT AGENCY  MORTGAGE-BACKED SECURITIES - 59.4%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)  - 25.9%
$ 7,867,206  6.000% due 12/01/2016-08/01/2031 ................     $  7,946,517
 23,126,107  6.500% due 11/01/2028-04/01/2032 ................       23,631,731
  3,767,294  7.000% due 08/01/2028-04/01/2029 ................        3,917,718
  1,321,615  7.500% due 11/01/2029 ...........................        1,394,875
  1,946,529  8.000% due 05/01/2022-09/01/2027 ................        2,091,121
  1,707,149  8.500% due 02/01/2023-10/01/2027 ................        1,840,696
  1,299,435  9.000% due 09/01/2030 ...........................        1,394,069
                                                                   ------------
             Total FNMAs (Cost $41,159,630) ..................       42,216,727
                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 22.2%
    468,127  5.500% due 12/01/2008 ...........................          481,661
 11,045,869  6.000% due 01/01/2013-05/01/2031 ................       11,239,842
  9,538,982  6.500% due 11/01/2016-01/01/2032 ................        9,823,153
 10,480,890  7.000% due 04/01/2008-04/01/2032 ................       10,890,015
  1,199,246  7.500% due 02/01/2031 ...........................        1,260,873
  1,352,606  8.000% due 07/01/2007-12/01/2030 ................        1,428,222
    778,092  8.500% due 07/01/2029 ...........................          831,868
    239,512  8.750% due 01/01/2013 ...........................          252,295
                                                                   ------------
             Total FHLMCs (Cost $35,643,976) .................       36,207,929
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 11.3%
  3,697,267  6.000% due 02/20/2029-05/20/2032 ................        3,683,359
  4,952,479  6.500% due 03/20/2031-04/20/2031 ................        5,043,454
  4,530,044  7.000% due 01/15/2028-06/20/2031 ................        4,711,199
  2,657,222  7.500% due 01/15/2023-11/15/2023 ................        2,827,892
    655,716  7.750% due 12/15/2029 ...........................          694,668
  1,501,708  8.000% due 07/15/2026-06/20/2030 ................        1,595,486
                                                                   ------------
             Total GNMAs (Cost $18,000,721) ..................       18,556,058
                                                                   ------------
             Total U.S. Government Agency
               Mortgage-Backed Securities (Cost $94,804,327) .       96,980,714
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 15.8%
  3,000,000  Federal National Mortgage Association,
               Grantor Trust, Series 2000-T5, Class B,
               7.300% due 05/25/2010 .........................        3,376,239
             Federal National Mortgage Association,
               REMIC, Pass-through Certificates:
    181,382  Series 1989-90, Class E, 8.700% due 12/25/2019 ..          195,057
  5,091,403  Series 1992-55, Class DZ, 8.000% due 04/25/2022 .        5,456,556
  6,338,310  Series 1992-83, Class X, 7.000% due 02/25/2022 ..        6,554,396
  2,996,190  Series 2000-31, Class PC, 7.500% due 08/25/2029 .        3,091,703
  2,500,000  Government National Mortgage Association,
               Series 2000-16, Class PB, 7.500% due
               02/16/2028 ....................................        2,643,133
    253,995  Residential Funding Mortgage Security,
               Series 1992-S39, Class A8, 7.500%
               due 11/25/2007 ................................          253,704
$ 3,853,000  Vendee Mortgage Trust, Series 2000-2,
               Class G, 7.500% due 10/15/2009 ................     $  4,139,524
                                                                   ------------
             Total CMOs (Cost $23,605,976) ...................       25,710,312
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.1%
  2,000,000  Federal Farm Credit Bank, Note, 5.700%
               due 06/18/2003 ................................        2,066,416

   Federal Home Loan Bank:
           Bond:
  4,000,000  4.875% due 04/16/2004 ...........................        4,137,148
  2,000,000  5.125% due 03/06/2006** .........................        2,080,512
  2,500,000  6.500% due 08/14/2009** .........................        2,736,098
  3,000,000  7.375% due 02/12/2010 ...........................        3,442,167
  1,000,000  MTN, 5.705% due 03/19/2003 ......................        1,025,749

   Federal National Mortgage Association:
  1,800,000  Bond, 6.250% due 05/15/2029** ...................        1,803,895
  2,000,000  Sub. Note, 6.250% due 02/01/2011** ..............        2,105,814
  2,000,000  Housing Urban Development, Series 99-A,
               Government Guarantee, 6.160% due 08/01/2011 ...        2,006,052
                                                                   ------------
             Total U.S. Government Agency Obligations
               (Cost $20,676,160) ............................       21,403,851
                                                                   ------------

U.S. TREASURY OBLIGATIONS - 7.4%
  U.S. Treasury Bonds - 4.5%
  2,500,000  3.625% due 03/31/2004** .........................        2,539,432
  3,000,000  5.000% due 08/15/2011** .........................        3,042,606
  1,300,000  6.250% due 08/15/2023** .........................        1,393,262
    300,000  12.750% due 11/15/2010** ........................          385,231
                                                                   ------------
                                                                      7,360,531
                                                                   ------------

  U.S. TREASURY NOTES - 2.9%
  2,000,000  5.750% due 08/15/2010** .........................        2,140,002
  2,000,000  5.875% due 11/15/2004** .........................        2,126,252
    350,000  6.250% due 02/15/2007** .........................          383,092
                                                                   ------------
                                                                      4,649,346
                                                                   ------------
             Total U.S. Treasury Obligations
               (Cost $11,897,367) ............................       12,009,877
                                                                   ------------

REPURCHASE AGREEMENT - 3.6%
  (Cost $5,839,000)
  5,839,000 Agreement with Goldman Sachs Group, Inc.,
               1.810% dated 06/28/2002, to be repurchased at
               $5,839,881 on 07/01/2002, collateralized by
               $3,745,415 U.S. Treasury Bond, 11.250%
               due 02/15/2015 (Market Value $5,970,736) ......        5,839,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $156,822,830*) ........    99.3%            161,943,754
OTHER ASSETS AND LIABILITIES (Net) ............     0.7               1,194,953
                                                 ------            ------------
NET ASSETS ....................................   100.0%           $163,138,707
                                                 ======            ============

----------

*       Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2002 and have an aggregate market value of $19,477,591 representing 11.9% of the total net assets of the Fund (Collateral Value $20,142,012) (note 7).


              GLOSSARY OF TERMS

MTN     -- Medium Term Note
REMIC   -- Real Estate Mortgage Investment Conduit



                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

INCOME FUND

JUNE 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------

CORPORATE BONDS AND NOTES - 70.9%
    MEDIA/TELECOMMUNICATIONS - 8.7%
$ 1,500,000  Comcast Cable Communications Inc., Sr. Note,
               7.125% due 06/15/2013 .........................     $  1,354,285
  2,500,000  Cox Communications Inc., Note,
               7.875% due 08/15/2009 .........................        2,472,680
  4,000,000  Deutsche Telephone Finance, Bond,
               8.000%  due 06/15/2010 ........................        3,989,448
  1,200,000  News America Holdings Inc., Sr. Deb.,
               8.000% due 10/17/2016 .........................        1,262,093
  1,700,000  Northern Telecom Capital, Sub. Note,
               7.400% due 06/15/2006 .........................          977,500
  2,000,000  Qwest Corporation, Note,
               8.875% due 03/15/2012+ ........................        1,790,000
  1,000,000  TELUS Corporation, Note,
               8.000% due 06/01/2011 .........................          832,400
    300,000  Time Warner Inc., Deb.,
               9.150% due 02/01/2023 .........................          312,936
  2,000,000  Vodafone Group, PLC, Note,
               7.750% due 02/15/2010 .........................        2,130,210
                                                                   ------------
                                                                     15,121,552
                                                                   ------------

INFORMATION TECHNOLOGY - 6.7%
  1,000,000  Adaptec Inc., Conv. Sub. Note,
               4.750% due 02/01/2004 .........................          966,250
  3,250,000  Analog Devices, Inc., Conv. Sub. Note,
               4.750% due 10/01/2005 .........................        3,120,000
  1,500,000  Arbor Software Corporation, Conv. Sub. Note,
               4.500% due 03/15/2005 .........................        1,357,500
  1,000,000  BEA Systems Inc., Conv. Sub. Note,
               4.000% due 12/15/2006 .........................          816,250
  2,500,000  Conexant Systems Inc., Conv. Sub. Note,
               4.000% due 02/01/2007 .........................        1,121,875
    500,000  Cypress Semiconductor Corporation, Conv. Sub. Deb.,
               3.750% due 07/01/2005 .........................          428,750
  1,000,000  Motorola Inc., Note,
               7.625% due 11/15/2010** .......................          940,990
  1,500,000  Network Associates Inc., Conv. Sub. Deb.,
               Zero coupon due 02/13/2018 ....................          712,500
  1,300,000  Rational Software Corporation, Conv. Sub. Note,
               5.000% due 02/01/2007** .......................        1,067,625
  1,000,000  TriQuint Semiconductor  Inc., Conv. Sub. Note,
               4.000% due 03/01/2007 .........................          760,000
    500,000  Vitesse Semiconductor Corporation, Conv. Sub. Deb.,
               4.000% due 03/15/2005** .......................          390,000
                                                                   ------------
                                                                     11,681,740
                                                                   ------------

TRANSPORTATION (EXCLUDING AUTO) - 6.4%
  2,000,000  Burlington Northern Santa Fe, Deb.,
               8.125% due 04/15/2020 .........................        2,251,784
  1,000,000  Consolidated Rail Corporation, Deb.,
               9.750% due 06/15/2020 .........................        1,270,677
    713,761  Continental Airlines Inc., Pass-through
             Certificates, Series 1997-4C,
             6.800% due 07/02/2007 ...........................          688,296
             Norfolk Southern Corporation:
$ 1,000,000    Bond, 7.800% due 05/15/2027 ...................     $  1,113,377
  2,500,000    Sr. Note, 6.200% due 04/15/2009 ...............        2,589,902
  2,000,000  Southwest Airlines Company, Pass-through
               Certificates, Series A-4,
               9.150% due 07/01/2016 .........................        2,134,930
  1,300,000  United Air Lines Inc., Pass-through Certificates,
               Series 1995-A2,
               9.560% due 10/19/2018 .........................        1,032,051
                                                                   ------------
                                                                     11,081,017
                                                                   ------------

HEALTH CARE - 6.2%
  1,500,000  Aetna Inc., Sr. Note,
               7.375% due 03/01/2006 .........................        1,573,740
  2,000,000  Cardinal Health, Inc., Note,
               6.750% due 02/15/2011 .........................        2,143,362
  1,000,000  DVI, Inc., Sr. Note,
               9.875% due 02/01/2004 .........................        1,005,000
  2,000,000  HCA - The Healthcare Company, Note,
               8.750% due 09/01/2010 .........................        2,260,284
    250,000  HIH Capital Ltd., Conv. Note,
               7.500% due 09/25/2006 .........................           81,735
    750,000  IVAX Corporation, Conv. Sr. Sub. Note,
               4.500% due 05/15/2008 .........................          562,500
  3,000,000  Tenet Healthcare Corporation, Sr. Note,
               6.375% due 12/01/2011 .........................        3,042,132
                                                                   ------------
                                                                     10,668,753
                                                                   ------------

FINANCIAL SERVICES - 6.0%
  1,000,000  Abbey National  PLC, Sub. Note,
               6.690% due 10/17/2005 .........................        1,065,880
    500,000  American General Corporation, Note,
               7.500% due 07/15/2025 .........................          553,835
    500,000  CIT Group Inc., Sr. Note,
               7.750% due 04/02/2012 .........................          493,042
  2,500,000  Goldman Sachs Group, Inc., Bond,
               6.875% due 01/15/2011 .........................        2,596,030
  1,000,000  Hartford Life Insurance Company, Deb.,
               7.650% due 06/15/2027 .........................        1,096,888
  1,000,000  Legg Mason, Inc., Sr. Note,
               6.750% due 07/02/2008 .........................        1,058,038
  2,000,000  Merrill Lynch & Company Inc., Note,
               6.000% due 02/17/2009** .......................        2,036,360
  1,500,000  Morgan Stanley Dean Witter & Company, Unsub. Note,
               6.750% due 04/15/2011** .......................        1,545,580
                                                                   ------------
                                                                     10,445,653
                                                                   ------------

CONSUMER PRODUCTS/SERVICES - 6.0%
  1,750,000  Carnival Corporation, Deb.,
               7.200% due 10/01/2023 .........................        1,642,434
  1,000,000  Cendant Corporation, Note,
               6.875% due 08/15/2006 .........................        1,006,639
  2,500,000  ConAgra, Inc., Sr. Note,
               7.125% due 10/01/2026 .........................        2,701,935

             MATTEL INC., Note:
    500,000  6.125% due 07/15/2005 ...........................          499,002
  1,000,000  7.300% due 06/13/2011 ...........................          974,209


                       See Notes to Financial Statements.

INCOME FUND

JUNE 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           -----------
CORPORATE BONDS AND NOTES (CONTINUED)
   CONSUMER PRODUCTS/SERVICES (CONTINUED)

$ 1,500,000  Reed Elsevier Capital, Company Guarantee,
               6.750% due 08/01/2011 .........................     $  1,578,486
  1,000,000    S3 Inc., Conv. Sub. Note,
               5.750% due 10/01/2003 .........................          471,250
  1,500,000  Waste Management Inc., Sr. Note,
               7.375% due 08/01/2010 .........................        1,559,891
                                                                   ------------
                                                                     10,433,846
                                                                   ------------

INDUSTRIAL/DEFENSE - 6.0%
  1,000,000  Boeing Company, Deb.,
               8.750% due 08/15/2021 .........................        1,227,108

             Lockheed Martin Corporation:
  1,500,000    Company Guarantee,
               7.250% due 05/15/2006 .........................        1,631,175
  2,000,000    Note,
               8.200% due 12/01/2009 .........................        2,318,064
    200,000  Ogden Corporation, Deb., (in default),
               9.250% due 03/01/2022 .........................          140,250
  1,800,000  Praxair, Inc., Deb.,
               8.700% due 07/15/2022 .........................        1,883,734
  2,000,000  TRW Inc., Deb.,
               7.750% due 06/01/2029 .........................        2,096,670
             Weyerhaeuser Company:
    500,000    Bond,
               7.375% due 03/15/2032+ ........................          509,037
    500,000    Note,
               6.750% due 03/15/2012+ ........................          518,678
                                                                   ------------
                                                                     10,324,716
                                                                   ------------

OIL & GAS - 5.5%
  1,200,000  ANR Pipeline Company, Deb.,
               9.625% due 11/01/2021 .........................        1,329,827
  1,750,000  Consolidated Natural Gas Company, Sr. Note,
               6.850% due 04/15/2011 .........................        1,824,126
  2,500,000  El Paso Natural Gas Company, Deb.,
               7.500% due 11/15/2026 .........................        2,343,712
    500,000  Petro-Canada, Deb.,
               9.250% due 10/15/2021 .........................          610,668
  2,500,000 Petrobras International Finance Company,
               Sr. Note,
               9.750% due 07/06/2011 .........................        1,956,250
  1,000,000  Southern Natural Gas Company, Bond,
               8.000% due 03/01/2032 .........................          989,760
    500,000  Trans-Canada Pipeline Corporation, Deb.,
               8.500% due 03/20/2023 .........................          526,115
                                                                   ------------
                                                                      9,580,458
                                                                   ------------

BANKS - 3.7%
    400,000  Banc One Corporation, Sub. Note,
               10.000% due 08/15/2010 ........................          506,991
  1,000,000  Bank of America Corporation, Sub. Note,
               7.800% due 02/15/2010 .........................        1,120,671
     82,000  Barnett Banks, Florida, Inc., Sub. Note,
               10.875% due 03/15/2003 ........................           86,865
    230,000  Citicorp, Sub. Note,
               8.625% due 12/01/2002 .........................          236,158
$ 3,000,000  Citigroup, Inc., Note,
               6.500% due 01/18/2011                               $  3,124,602
  1,100,000  NCNB Corporation, Sub. Note,
               9.375% due 09/15/2009 .........................        1,336,252
                                                                   ------------
                                                                      6,411,539
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 3.7%
  2,500,000  Healthcare Realty Trust, Inc., Sr. Note,
               8.125% due 05/01/2011 .........................        2,624,632
             Nationwide Health Properties Inc., Note:
  1,000,000    7.060% due 12/05/2006 .........................          993,771
  2,500,000    9.750% due 03/20/2008 .........................        2,741,685
                                                                   ------------
                                                                      6,360,088
                                                                   ------------

RETAIL SALES - 3.2%
  1,000,000  Fred Meyer Inc., Company Guarantee,
               7.450% due 03/01/2008 .........................        1,100,759
             May Department Stores Company, Deb.:
  1,000,000    8.375% due 10/01/2022 .........................        1,046,303
    600,000    8.375% due 08/01/2024 .........................          642,181
  2,500,000  Safeway Inc., Note,
               7.500% due 09/15/2009 .........................        2,763,795
                                                                   ------------
                                                                      5,553,038
                                                                   ------------

UTILITIES - 3.0%
  1,500,000  Arizona Public Service Company, Note,
               6.500% due 03/01/2012 .........................        1,540,404
    200,000  Duke Energy Corporation, First and Refundable
               Mortgage,
               6.875% due 08/01/2023                                    192,671
    700,000  Florida Power & Light Company, First Mortgage,
               7.050% due 12/01/2026                                    679,746
  1,100,000  Illinois Power Company, First Mortgage,
               7.500% due 06/15/2009 .........................        1,042,800
             Texas Utilities Electric Company:
    150,000    First and Collateral Mortgage,
               8.500% due 08/01/2024 .........................          156,478
  1,500,000    First Mortgage,
               7.875% due 04/01/2024 .........................        1,526,382
                                                                   ------------
                                                                      5,138,481
                                                                   ------------

AUTO - 2.6%
    400,000  Ford Holdings Inc., Company Guarantee,
               9.300% due 03/01/2030 .........................          458,068
             Ford Motor Company, Deb.:
    600,000    8.875% due 11/15/2022 .........................          622,492
    250,000    8.900% due 01/15/2032 .........................          271,265
  2,000,000  Ford Motor Credit Company, Note,
               7.375% due 10/28/2009 .........................        2,073,906
  1,000,000  General Motors Corporation, Deb.,
               9.400% due 07/15/2021 .........................        1,165,536
                                                                   ------------
                                                                      4,591,267
                                                                   ------------


                       See Notes to Financial Statements.

INCOME FUND

June 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                          ------------
CORPORATE BONDS AND NOTES (CONTINUED)

  GAMING - 2.6%
$   500,000  Harrah's Operating Company Inc.,
               Company Guarantee,
               8.000% due 02/01/2011 .........................     $    541,679
  2,000,000  Park Place Entertainment Corporation, Note,
               7.500% due 09/01/2009 .........................        1,974,858
  2,000,000  Riviera Holdings Corporation, Company
               Guarantee,
               11.000% due 06/15/2010+ .......................        1,955,000
                                                                   ------------
                                                                      4,471,537
                                                                   ------------
  FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 0.6%
  1,000,000  United Mexican States, Bond,
               9.875% due 02/01/2010 .........................        1,120,000
                                                                   ------------
             Total Corporate Bonds and Notes
               (Cost $121,816,447) ...........................      122,983,685
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 19.9%

  FEDERAL HOME LOAN MORTGAGE CORPORATION
  (FHLMC) - 7.9%
  1,906,476  5.500% due 05/01/2031 ...........................        1,849,902
  4,498,019  6.000% due 03/01/2031 ...........................        4,495,726
  4,405,690  6.500% due 06/01/2029-08/01/2029 ................        4,509,833
  2,713,743  7.000% due 01/01/2032 ...........................        2,814,756
     74,154  9.000% due 01/01/2025 ...........................           81,150
                                                                   ------------
             Total FHLMCs
               (Cost $13,222,532) ............................       13,751,367
                                                                   ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA) - 7.7%
  9,776,280  6.500% due 05/01/2031-05/01/2032 ................        9,984,596
  1,123,876  7.000% due 01/01/2030 ...........................        1,166,177
  2,000,000  7.630% due 02/01/2010 ...........................        2,254,628
                                                                   ------------
             Total FNMAs
               (Cost $12,927,539) ............................       13,405,401
                                                                   ------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA) - 4.3%
  2,500,000  6.000% due 05/20/2032 ...........................        2,488,783
  4,607,452  7.000% due 06/20/2031 ...........................        4,778,246
     94,075  9.000% due 02/15/2025 ...........................          102,991
                                                                   ------------
             Total GNMAs
               (Cost $7,233,799) .............................        7,370,020
                                                                   ------------
             Total U.S. Government Agency Mortgage-
               Backed Securities
               (Cost $33,383,870) ............................       34,526,788
                                                                   ------------

U.S. TREASURY OBLIGATIONS - 7.8%

  U.S. TREASURY NOTES - 5.1%
  6,000,000  5.500% due 05/31/2003** .........................        6,196,794
  2,500,000  5.625% due 05/15/2008** .........................        2,669,142
                                                                   ------------
                                                                      8,865,936
                                                                   ------------

  U.S. TREASURY BONDS - 2.7%
$ 2,500,000  5.250% due 11/15/2028** .........................     $  2,351,318
  2,250,000  5.375% due 02/15/2031** .........................        2,203,947
                                                                   ------------
                                                                      4,555,265
                                                                   ------------
             Total U.S. Treasury Obligations
               (Cost $12,969,380) ............................       13,421,201
                                                                   ------------
TOTAL INVESTMENTS (Cost $168,169,697*) ...................  98.6%   170,931,674
OTHER ASSETS AND LIABILITIES (Net) .......................   1.4      2,466,228
                                                           -----   ------------
NET ASSETS ............................................... 100.0%  $173,397,902
                                                           =====   ============

----------
*      Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at June 30, 2002, and have an aggregate market value of $15,258,712, representing 8.8% of the total net assets of the Fund (Collateral Value $15,666,247) (note 7).

+ Security exempt from registration under Rule 144A of the Securities Act of 1933.


                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

MONEY MARKET FUND

June 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                          ------------
COMMERCIAL PAPER (DOMESTIC) - 18.4%
$ 1,300,000  AIG Funding Inc.,
               1.950% due 08/05/2002+++ ......................     $  1,297,536
  1,000,000  American Express Credit Corporation,
               1.900% due 08/19/2002+++ ......................          997,414
  1,300,000  Cooperative Association of Tractor
               Dealers Inc., Series A,
               1.830% due 07/10/2002+++ ......................        1,299,405
  1,000,000  General Dynamics Corporation,
               1.980% due 12/18/2002+++** ....................          990,650
  1,300,000  New York Life Capital Corporation,
               1.970% due 11/13/2002+++** ....................        1,290,396
                                                                   ------------
             Total Commercial Paper (Domestic)
               (Cost $5,875,401) .............................        5,875,401
                                                                   ------------

COMMERCIAL PAPER (YANKEE) - 15.3%
  1,300,000  Abbey National North America Corporation,
               1.855% due 10/01/2002+++ ......................        1,293,837
  1,250,000  ABN AMRO North America Finance Inc.,
               1.820% due 07/12/2002+++ ......................        1,249,305
  1,300,000  Societe Generale North America,
               1.790% due 09/30/2002+++ ......................        1,294,118
  1,046,000  Toyota Credit de Puerto Rico,
               1.800% due 07/22/2002+++ ......................        1,044,902
                                                                   ------------
             Total Commercial Paper (Yankee)
               (Cost $4,882,162) .............................        4,882,162
                                                                   ------------

MEDIUM TERM NOTES - 7.0%
  1,200,000  General Electric Capital Corporation,
               Series A,
               5.375% due 01/15/2003 .........................        1,221,211
  1,000,000  Merrill Lynch & Company Inc., Series B,
               2.065% due 11/13/2002++ .......................        1,000,512
                                                                   ------------
             Total Medium Term Notes
               (Cost $2,221,723) .............................        2,221,723
                                                                   ------------

CORPORATE BONDS AND NOTES - 38.8%
    500,000  Amoco Canada Petroleum Company Ltd.,
               Note,
               7.250% due 12/01/2002 .........................          509,659
  1,000,000  Associates Corporation NA, Sr. Note,
               6.375% due 10/15/2002 .........................        1,012,744
  1,000,000  Bank of New York Company Inc., Sub. Note,
               7.625% due 07/15/2002 .........................        1,002,186
  1,200,000  Bank One Corporation, Note,
               6.400% due 08/01/2002 .........................        1,204,188
    600,000  Chemical Bank, N.A., Sub. Note,
               7.250% due 09/15/2002 .........................          606,298
  1,300,000  Everett Clinic, P.S., Note,
               1.950% due 05/01/2022++ .......................        1,300,000
  1,200,000  First Union National Bank, Series 1, Note,
               2.016% due 09/06/2002++ .......................        1,200,478
  1,050,000  Firstar Corporation, Sr. Note,
               6.500% due 07/15/2002 .........................        1,051,836
  1,000,000  Morgan Stanley Dean Witter & Company,
               Sr. Unsub. Note,
               7.125% due 01/15/2003 .........................        1,024,265
  1,000,000  National City Bank, Series CD, Depository
               Note,
               1.760% due 09/24/2002++ .......................          999,887
  1,190,000  SunTrust Banks Inc., Note,
               7.375% due 07/01/2002 .........................        1,190,000
$ 1,240,000  Wells Fargo & Company, Sr. Note,
               6.500% due 09/03/2002 .........................     $  1,249,033
                                                                   ------------
             Total Corporate Bonds and Notes
               (Cost $12,350,574) ............................       12,350,574
                                                                   ------------

TAXABLE MUNICIPAL BONDS - 11.2%
    900,000  Blair County Industrial Development
               Authority, Pennsylvania, IDR,
               (The Village at Pennsylvania State
               Retirement Community), Series D,
               1.830% due 01/01/2011+ ........................          900,000
             California Housing Finance Agency, Home
               Mortgage Revenue:
    530,000    Series M,
               1.800% due 08/01/2019+ ........................          530,000
    800,000    Series O,
               1.800% due 08/01/2012+ ........................          800,000
    820,000  California Pollution Control Financing
               Authority, Environmental Improvement
               Revenue, (Shell Oil Company Project),
               Series B,
               1.860% due 06/01/2038+ ........................          820,000
    500,000  North Carolina Medical Care Commission,
               Health Care Facilities Revenue, (1st
               Mortgage-Baptist Retirement Homes of
               North Carolina Inc.), Series C,
               2.050% due 10/01/2008+ ........................          500,000
                                                                   ------------
             Total Taxable Municipal Bonds
               (Cost $3,550,000) .............................        3,550,000
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATION - 3.1%
  (Cost $1,000,000)

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.1%
  1,000,000  2.550% due 11/05/2002 ...........................        1,000,000
                                                                   ------------

REPURCHASE AGREEMENT - 5.6%
  (Cost   $1,783,000)
  1,783,000  Agreement with Goldman Sachs
               Group, Inc., 1.810% dated
               06/28/2002, to be repurchased at
               $1,783,269 on 07/01/2002,
               collateralized by $1,143,702 U.S.
               Treasury Bond, 11.250% due
               02/15/2015
               (Market Value $1,823,227) .....................        1,783,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $31,662,860*) ....................  99.4%    31,662,860
OTHER ASSETS AND LIABILITIES (Net) .......................   0.6        196,987
                                                           -----   ------------
NET ASSETS ............................................... 100.0%  $ 31,859,847
                                                           =====   ============


----------
*      Aggregate cost for federal tax purposes.

** Security exempt from registration under Rule 144A of the Securities Act of 1933.

+ Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at June 30, 2002.

++ Floating rate security whose interest rate is reset periodically based on an index.

+++    Rate represents discount rate at the date of purchase.

                               GLOSSARY OF TERMS

IDR  -- Industrial Development Revenue


                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM VARIABLE TRUST

1. ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 11 funds ("Funds") and 5 portfolios ("Portfolios"). The following Funds are included in this report: Equity Income, Growth & Income, West Coast Equity (formerly, Growth Fund of the Northwest), Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market.

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc., ("Washington Mutual") a publicly-owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund offers two classes of shares: Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

A security that is primarily traded on a U.S. exchange (including securities traded through the Nasdaq National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, and the value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments) are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trust. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

The investments of the Money Market Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the investments is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in

WM VARIABLE TRUST

the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may engage in futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." The Funds invest in futures contracts solely for the purpose of hedging existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

DOLLAR ROLL TRANSACTIONS:

The Short Term Income, U.S. Government Securities and Income Funds, in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The values of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments will generate income for the Funds exceeding the interest that would have been earned

WM VARIABLE TRUST

on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to repurchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net long-term and short-term capital gains of the Funds are declared and paid annually, with the exception of the Money Market Fund from which dividends from net investment income are declared daily and paid monthly. Income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, organizational costs, dividends payable, redesignated distributions and differing characterizations of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies by, among other things, distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal income tax provision is required. It is each Fund's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

WM VARIABLE TRUST

EXPENSES:

General expenses of the Trust are allocated to all the Funds based upon the relative average net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operation of that class of shares. Expenses of each Fund not directly attributable to the operation of any class of shares are prorated among the classes to which the expenses relate based upon the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of average daily net assets of each Fund at the following rates:

                                   FROM $0    FROM $25     FROM $50   FROM $100   FROM $125   FROM $200   FROM $400     $500
                                   TO $25      TO $50      TO $100     TO $125     TO $200     TO $400     TO $500     MILLION
NAME OF FUND                       MILLION     MILLION     MILLION     MILLION     MILLION     MILLION     MILLION     AND OVER
------------                       -------    --------     --------   ---------   ---------   ---------   ---------    --------
Equity Income Fund ...........      0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.500%
Growth & Income Fund .........      0.800%      0.800%      0.800%      0.750%      0.750%      0.700%      0.650%      0.575%
West Coast Equity Fund .......      0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.625%      0.500%
Growth Fund ..................      0.950%      0.875%      0.875%      0.875%      0.875%      0.875%      0.875%      0.875%
Mid Cap Stock Fund ...........      0.750%      0.750%      0.750%      0.750%      0.750%      0.750%      0.750%      0.750%
Small Cap Stock Fund .........      0.900%      0.850%      0.850%      0.850%      0.850%      0.850%      0.850%      0.750%
International Growth
  Fund .......................      0.950%      0.950%      0.850%      0.850%      0.750%      0.750%      0.750%      0.750%
Short Term Income Fund .......      0.500%      0.500%      0.500%      0.500%      0.500%      0.450%      0.450%      0.400%
U.S. Government
  Securities Fund ............      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%
Income Fund ..................      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%      0.500%
Money Market Fund ............      0.450%      0.450%      0.450%      0.450%      0.450%      0.450%      0.450%      0.450%

Effective January 1, 2003, the Growth Fund will reduce its rates for average daily net assets over $250 million, $500 million, $2 billion and $3 billion to 0.825%, 0.750%, 0.700% and 0.650%, respectively. In addition, the Mid Cap Stock, U.S. Government Securities and Income Funds will reduce their rates for average daily net assets over $3 billion to 0.700%, 0.450% and 0.450%, respectively.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2002 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $24,000 per annum plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairman and Committee Members receive additional compensation for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 38 funds within the WM Group of Funds.

5. DISTRIBUTION PLAN

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Funds (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor") receives a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved

WM VARIABLE TRUST

annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2002 were as follows:

NAME OF FUND                            PURCHASES           SALES
------------                          ------------      ------------
Equity Income Fund .............      $ 36,963,074      $  8,065,872
Growth & Income Fund ...........        29,011,289        74,719,913
West Coast Equity Fund .........        14,855,529         8,894,695
Growth Fund ....................       208,309,415       174,636,845
Mid Cap Stock Fund .............        12,980,645        12,191,031
Small Cap Stock Fund ...........         7,572,745         8,234,172
International Growth Fund ......        14,654,690         4,801,475
Short Term Income Fund .........         8,453,325         4,192,789
Income Fund ....................        19,013,896         5,656,201

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2002 were as follows:

NAME OF FUND                                PURCHASES          SALES
------------                               -----------      -----------
Equity Income Fund ..................      $        --      $   247,077
Short Term Income Fund ..............        1,270,703        6,241,030
U.S. Government Securities Fund .....       43,353,971       21,397,870
Income Fund .........................       15,487,557        2,993,243

At June 30, 2002, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                               TAX BASIS       TAX BASIS
                                              UNREALIZED       UNREALIZED
NAME OF FUND                                 APPRECIATION     DEPRECIATION
------------                                 ------------     ------------
Equity Income Fund .....................      $10,380,307      $12,272,998
Growth & Income Fund ...................       33,856,681       27,667,748
West Coast Equity Fund .................       15,812,371       16,425,152
Growth Fund ............................        2,832,621       23,214,952
Mid Cap Stock Fund .....................       14,883,754        5,148,546
Small Cap Stock Fund ...................        6,233,135       42,778,334
International Growth Fund ..............        4,206,802        8,949,292
Short Term Income Fund .................        1,423,552          217,185
U.S. Government Securities\Fund ........        5,261,925          141,001
Income Fund ............................        7,052,631        4,290,654

Information regarding dollar roll transactions by the U.S. Government Securities Fund is as follows:

Maximum amount outstanding during the period ...............      $ 8,381,938
Average amount outstanding during the period* ..............      $ 1,620,817
Average monthly shares outstanding during the period .......       13,982,324
Average debt per share outstanding during the period .......      $      0.12

----------
* The average amount outstanding during the period was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2002.

WM VARIABLE TRUST

7. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2002, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

8. TRANSACTIONS WITH AFFILIATES

At June 30, 2002, the Variable Trust Portfolios held investments in a number of Variable Trust Funds. The figures presented below represent the percentage of shares outstanding in each of the Underlying Funds owned by the Portfolios:

                                                                               PORTFOLIOS
                                               -----------------------------------------------------------------------------
                                               STRATEGIC      CONSERVATIVE                      CONSERVATIVE       FLEXIBLE
                                                GROWTH          GROWTH           BALANCED         BALANCED          INCOME
UNDERLYING FUND                                PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------                                ---------      ------------       ---------      ------------       ---------
Equity Income Fund .....................         10.8%            30.0%            29.7%             0.9%             3.1%
Growth & Income Fund ...................         11.1%            28.5%            25.3%             0.8%             3.3%
West Coast Equity Fund .................         10.2%            26.9%            22.7%             0.6%             2.0%
Growth Fund ............................          8.3%            22.9%            20.5%             0.6%             2.2%
Mid Cap Stock Fund .....................         14.5%            35.3%            31.4%             1.0%             4.5%
Small Cap Stock Fund ...................         12.2%            27.2%            23.4%             0.6%             1.8%
International Growth Fund ..............         14.0%            34.1%            31.5%             0.9%              --
Short Term Income Fund .................           --               --             38.5%             3.1%            29.0%
U.S. Government Securities Fund ........           --             12.1%            38.2%             2.5%            17.4%
Income Fund ............................           --             18.9%            38.9%             3.1%            19.4%

9. GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

Certain Funds may invest a portion of their assets in foreign securities; developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund is not intended as a complete investment program and could be adversely impacted by economic trends within this region.

This Semi-Annual Report is published for the general information of the shareholders of the WM Variable Trust. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Share prices and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Shares of the WM Variable Trust are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


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